WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.3%

	Application Software 9.0%
2,907,359	Clearwater Analytics Holdings, Inc., Class A*	$54,512,981
724,504	Five9, Inc.*	49,164,842
962,816	Guidewire Software, Inc.*	60,233,769
285,073	Paylocity Holding Corp.*	55,378,281
894,022	Q2 Holdings, Inc.*	24,022,371

		243,312,244

	Asset Management & Custody Banks 6.5%
887,409	Cohen & Steers, Inc.	57,291,125
1,236,228	Focus Financial Partners, Inc., Class A*	46,074,218
1,116,381	Hamilton Lane, Inc., Class A	71,314,418

		174,679,761

	Auto Parts & Equipment 3.0%
436,850	Fox Factory Holding Corp.*	39,853,825
662,010	XPEL, Inc.*	39,760,321

		79,614,146

	Building Products 3.7%
3,060,239	Janus International Group, Inc.*	29,133,475
1,667,972	Trex Co., Inc.*	70,605,255

		99,738,730

	Commodity Chemicals 2.4%
1,950,295	Valvoline, Inc.	63,677,132

	Data Processing & Outsourced Services 2.1%
608,512	Euronet Worldwide, Inc.*	57,431,363

	Distillers & Vintners 1.0%
1,687,981	Duckhorn Portfolio, Inc.*	27,969,845

	Distributors 2.4%
216,943	Pool Corp.	65,588,377

	Electronic Equipment & Instruments 2.7%
540,696	Novanta, Inc.*	73,464,366

	Electronic Manufacturing Services 2.1%
442,037	Fabrinet*	56,677,984

	Financial Exchanges & Data 3.6%
351,396	Morningstar, Inc.	76,108,859
2,891,061	Open Lending Corp., Class A*	19,514,662

		95,623,521

	General Merchandise Stores 1.6%
911,154	Ollie’s Bargain Outlet Holdings, Inc.*	42,678,453

	Health Care Facilities 3.8%
1,076,377	Ensign Group, Inc.	101,836,028

	Health Care Supplies 2.3%
4,112,207	Neogen Corp.*	62,628,913

	Home Improvement Retail 1.5%
590,386	Floor & Decor Holdings, Inc., Class A*	41,108,577

	Homebuilding 1.1%
336,558	Installed Building Products, Inc.	28,809,365

	Industrial Machinery 9.0%
948,099	Helios Technologies, Inc.	51,614,510

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
502,986	Kadant, Inc.	$89,345,403
848,988	Kornit Digital Ltd.*	19,501,254
389,626	RBC Bearings, Inc.*	81,568,203

		242,029,370

	Insurance Brokers 0.8%
594,100	Goosehead Insurance, Inc., Class A*	20,401,394

	Interactive Media & Services 1.3%
2,198,670	ZipRecruiter, Inc., Class A*	36,102,161

	Investment Banking & Brokerage 1.9%
1,348,393	Moelis & Co., Class A	51,737,839

	IT Consulting & Other Services 2.2%
351,449	Globant SA*	59,099,664

	Leisure Products 1.6%
1,026,313	YETI Holdings, Inc.*	42,396,990

	Life Sciences Tools & Services 5.6%
383,540	ICON PLC*	74,502,645
355,770	Medpace Holdings, Inc.*	75,569,106

		150,071,751

	Managed Health Care 2.8%
1,202,849	HealthEquity, Inc.*	74,143,612

	Metal & Glass Containers 1.2%
1,174,614	TriMas Corp.	32,583,792

	Packaged Foods & Meats 0.9%
483,515	Freshpet, Inc.*	25,515,087

	Pharmaceuticals 1.1%
584,917	Intra-Cellular Therapies, Inc.*	30,953,808

	Regional Banks 5.2%
2,228,415	Bank OZK	89,270,305
1,085,514	Webster Financial Corp.	51,388,233

		140,658,538

	Research & Consulting Services 0.6%
2,065,334	Legalzoom.com, Inc.*	15,985,685

	Semiconductors 1.5%
110,566	Monolithic Power Systems, Inc.	39,097,243

	Specialized Consumer Services 1.0%
2,856,900	Mister Car Wash, Inc.*	26,369,187

	Specialized REITs 1.7%
1,232,800	National Storage Affiliates Trust	44,528,736

	Specialty Chemicals 5.0%
570,710	Balchem Corp.	69,689,398
623,100	Innospec, Inc.	64,092,066

		133,781,464

	Specialty Stores 4.1%
620,530	Five Below, Inc.*	109,753,141

	Systems Software 2.1%
426,016	CyberArk Software Ltd.*	55,232,974

	Trucking 1.9%
245,120	Saia, Inc.*	51,396,762

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Common Stocks (cost $2,313,622,962)	$2,696,678,003

	WARRANTS 0.0%

	Insurance Brokers 0.0%
540,000	Hagerty, Inc., expiring 12/2/2026* *** †	966,600

	Total Warrants (cost $1,859,173)	966,600

	Total Investments (cost $2,315,482,135) 100.3%	2,697,644,603
	Liabilities less Other Assets (0.3%)	(9,181,024)

	NET ASSETS 100.0%	$2,688,463,579

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2022 amounted to approximately $966,600 and represented 0.04% of net assets.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Core Growth Fund’s investments, were in the following countries:

COUNTRY	%
Ireland	2.7
Israel	2.8
United States	94.5

TOTAL	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.2%

	Apparel Retail 4.9%
1,487,571	Trent Ltd.	$24,298,671

	Apparel, Accessories & Luxury Goods 1.9%
17,825	Page Industries Ltd.	9,229,593

	Auto Parts & Equipment 0.5%
79,682	Tube Investments of India Ltd.	2,673,291

	Commodity Chemicals 3.0%
2,144,573	Berger Paints India Ltd.	15,070,078

	Consumer Finance 9.7%
605,840	Bajaj Finance Ltd.	48,150,842

	Diversified Banks 12.0%
2,152,948	HDFC Bank Ltd.	42,370,631
780,288	Kotak Mahindra Bank Ltd.	17,234,150

		59,604,781

	Food Retail 5.6%
560,980	Avenue Supermarts Ltd.*	27,589,597

	Footwear 0.2%
250,947	Campus Activewear Ltd.*	1,253,825

	Health Care Services 8.4%
830,544	Dr. Lal PathLabs Ltd.	22,693,137
3,590,652	Vijaya Diagnostic Centre Pvt. Ltd.	18,973,208

		41,666,345

	Industrial Machinery 8.9%
7,765,793	Elgi Equipments Ltd.	39,378,099
243,302	GMM Pfaudler Ltd.	4,608,563

		43,986,662

	Interactive Media & Services 2.2%
227,333	Info Edge India Ltd.	10,804,844

	IT Consulting & Other Services 9.7%
615,178	LTIMindtree Ltd.	32,460,994
336,249	Persistent Systems Ltd.	15,732,942

		48,193,936

	Life Sciences Tools & Services 4.3%
516,982	Divi’s Laboratories Ltd.	21,329,179

	Metal & Glass Containers 0.1%
43,276	Mold-Tek Packaging Ltd.	492,733

	Property & Casualty Insurance 2.2%
719,013	ICICI Lombard General Insurance Co. Ltd.	10,749,127

	Regional Banks 7.5%
4,692,444	AU Small Finance Bank Ltd.	37,120,391

	Research & Consulting Services 4.6%
519,226	L&T Technology Services Ltd.	23,118,517

	Specialty Chemicals 3.1%
419,231	Asian Paints Ltd.	15,647,811

	Systems Software 0.8%
54,729	Tata Elxsi Ltd.	4,158,359

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	Thrifts & Mortgage Finance 3.6%
802,305	Aavas Financiers Ltd.*	$17,900,818

	Total Common Stocks (cost $309,617,196)	463,039,400

	Total Investments (cost $309,617,196) 93.2%	463,039,400
	Other Assets less Liabilities 6.8%	33,532,950

	NET ASSETS 100.0%	$496,572,350

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Emerging India Fund’s investments, were in the following countries:

COUNTRY	%
India	100.0

TOTAL	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.2%

	Airport Services 3.7%
974,740	Grupo Aeroportuario del Pacifico SAB de CV, Class B	$13,963,445

	Apparel Retail 1.3%
299,702	Trent Ltd.	4,895,471

	Apparel, Accessories & Luxury Goods 2.0%
14,921	Page Industries Ltd.	7,725,932

	Consumer Finance 6.3%
304,177	Bajaj Finance Ltd.	24,175,325

	Data Processing & Outsourced Services 1.3%
317,077	Dlocal Ltd.*	4,936,889

	Diversified Banks 10.1%
1,315,308	HDFC Bank Ltd.	25,885,636
3,108,925	NU Holdings Ltd., Class A*	12,653,325

		38,538,961

	Drug Retail 2.7%
2,276,730	Raia Drogasil SA	10,253,571

	Electrical Components & Equipment 9.6%
393,765	Voltronic Power Technology Corp.	19,793,624
2,333,902	WEG SA	16,954,130

		36,747,754

	Health Care Services 1.9%
266,675	Dr. Lal PathLabs Ltd.	7,286,420

	Industrial Machinery 3.1%
257,691	Airtac International Group	7,805,643
372,722	Techtronic Industries Co. Ltd.	4,159,156

		11,964,799

	Interactive Home Entertainment 2.4%
178,743	Sea Ltd., ADR*	9,299,998

	Internet & Direct Marketing Retail 10.1%
406,300	Meituan, Class B*	9,093,724
24,909	MercadoLibre, Inc.*	21,078,992
405,825	momo.com, Inc.	8,476,832

		38,649,548

	IT Consulting & Other Services 6.1%
107,637	Globant SA*	18,100,238
99,768	LTIMindtree Ltd.	5,264,441

		23,364,679

	Life & Health Insurance 2.4%
1,274,555	Discovery Ltd.*	9,252,784

	Life Sciences Tools & Services 5.1%
144,779	Divi’s Laboratories Ltd.	5,973,162
292,538	Hangzhou Tigermed Consulting Co. Ltd., Class A	4,410,142
1,213,813	Wuxi Biologics Cayman, Inc.*	9,307,177

		19,690,481

	Property & Casualty Insurance 0.7%
593,544	Qualitas Controladora SAB de CV	2,617,058

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 3.1%
1,521,110	AU Small Finance Bank Ltd.	$12,033,004

	Semiconductor Equipment 4.5%
104,300	Lasertec Corp.	17,281,343

	Semiconductors 11.1%
208,894	ASPEED Technology, Inc.	11,452,112
52,260	LEENO Industrial, Inc	6,457,771
112,050	SG Micro Corp., Class A	2,782,029
1,120,836	Silergy Corp.	15,917,910
1,115,742	Sino Wealth Electronic Ltd., Class A	5,676,855

		42,286,677

	Specialized Finance 5.2%
2,793,891	Chailease Holding Co. Ltd.	19,725,540

	Specialty Chemicals 2.3%
237,470	Asian Paints Ltd.	8,863,576

	Systems Software 0.2%
10,520	Tata Elxsi Ltd.	799,319

	Total Common Stocks (cost $447,139,707)	364,352,574

	Total Investments (cost $447,139,707) 95.2%§	364,352,574
	Other Assets less Liabilities 4.8%	18,284,171

	NET ASSETS 100.0%	$382,636,745

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 8.80%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Emerging Markets Select Fund’s investments, were in the following countries:

COUNTRY	%
Brazil	10.9
China	8.6
Hong Kong	1.1
India	28.2
Japan	4.7
Mexico	4.6
Singapore	2.6
South Africa	2.5
South Korea	1.8
Taiwan	22.8
United States	10.8
Uruguay	1.4

TOTAL	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.7%

	Airport Services 3.5%
1,538,925	Grupo Aeroportuario del Centro Norte SAB de CV	$11,851,614

	Apparel Retail 3.0%
631,245	Trent Ltd.	10,311,047

	Asset Management & Custody Banks 1.2%
17,554,351	VEF AB*	4,124,953

	Commodity Chemicals 1.2%
567,520	Berger Paints India Ltd.	3,988,006

	Communications Equipment 2.3%
1,043,000	Accton Technology Corp.	7,957,687

	Consumer Finance 1.8%
7,189,323	Ngern Tid Lor Public Co. Ltd.	6,123,431

	Data Processing & Outsourced Services 1.3%
296,764	Dlocal Ltd.*	4,620,616

	Drug Retail 4.2%
386,146	Clicks Group Ltd.	6,137,884
1,792,950	Raia Drogasil SA	8,074,800

		14,212,684

	Electrical Components & Equipment 6.1%
417,863	Voltronic Power Technology Corp.	21,004,973

	Electronic Components 0.0%
4,405	Sinbon Electronics Co. Ltd.	39,413

	Electronic Equipment & Instruments 3.6%
1,255,616	Chroma ATE, Inc.	7,394,267
9,840	Honeywell Automation India Ltd.	4,960,077

		12,354,344

	Electronic Manufacturing Services 1.6%
43,422	Fabrinet*	5,567,569

	Health Care Facilities 0.4%
6,705,000	PT Mitra Keluarga Karyasehat Tbk	1,373,949

	Health Care Services 3.6%
445,779	Dr. Lal PathLabs Ltd.	12,180,118

	Home Improvement Retail 3.4%
8,758,100	MR DIY Group M Bhd	3,976,436
14,770,396	Wilcon Depot, Inc.	7,830,171

		11,806,607

	Hotels, Resorts & Cruise Lines 1.8%
1,394,570	H World Group Ltd.	6,012,117

	Human Resource & Employment Services 0.3%
127,813	Grupa Pracuj SA	1,193,137

	Industrial Machinery 3.7%
167,500	Airtac International Group	5,073,694
1,523,365	Elgi Equipments Ltd.	7,724,545

		12,798,239

	Interactive Media & Services 1.9%
2,219,828	Baltic Classifieds Group PLC	3,778,595

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
57,878	Info Edge India Ltd.	$2,750,867

		6,529,462

	Internet & Direct Marketing Retail 2.9%
478,600	momo.com, Inc.	9,996,948

	IT Consulting & Other Services 11.6%
95,972	Globant SA*	16,138,651
311,090	LTIMindtree Ltd.	16,415,234
151,817	Persistent Systems Ltd.	7,103,450

		39,657,335

	Life & Health Insurance 2.3%
1,070,913	Discovery Ltd.*	7,774,420

	Packaged Foods & Meats 0.5%
6,500,700	PT Cisarua Mountain Dairy Tbk	1,774,721

	Personal Products 1.7%
236,505	Proya Cosmetics Co. Ltd., Class A	5,697,866

	Property & Casualty Insurance 2.1%
1,624,884	Qualitas Controladora SAB de CV	7,164,449

	Regional Banks 7.5%
2,572,278	AU Small Finance Bank Ltd.	20,348,451
726,462	Regional SAB de CV	5,222,593

		25,571,044

	Research & Consulting Services 4.5%
13,670,334	CTOS Digital Bhd	4,406,782
247,989	L&T Technology Services Ltd.	11,041,701

		15,448,483

	Semiconductor Equipment 2.1%
93,778	Tokai Carbon Korea Co. Ltd.	7,067,997

	Semiconductors 14.8%
220,651	ASPEED Technology, Inc.	12,096,661
116,276	LEENO Industrial, Inc.	14,368,231
1,244,572	Silergy Corp.	17,675,186
1,290,864	Sino Wealth Electronic Ltd., Class A	6,567,870

		50,707,948

	Specialized Finance 1.6%
755,000	Chailease Holding Co. Ltd.	5,330,481

	Specialty Stores 1.1%
3,242,300	Pet Center Comercio e Participacoes SA	3,825,274

	Thrifts & Mortgage Finance 3.1%
475,366	Aavas Financiers Ltd.*	10,606,241

	Total Common Stocks (cost $268,159,961)	344,673,173

	Total Investments (cost $268,159,961) 100.7%§	344,673,173
	Liabilities less Other Assets (0.7%)	(2,228,874)

	NET ASSETS 100.0%	$342,444,299

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 12.02%. See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2022, Wasatch Emerging Markets Small Cap Fund’s investments, were in the following countries:

COUNTRY	%
Brazil	3.5
China	5.3
India	31.2
Indonesia	0.9
Malaysia	2.4
Mexico	7.0
Philippines	2.3
Poland	0.4
South Africa	4.0
South Korea	6.2
Sweden	1.2
Taiwan	25.1
Thailand	1.8
United Kingdom	1.1
United States	6.3
Uruguay	1.3

TOTAL	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.0%

	Airport Services 4.2%
75,300	Grupo Aeroportuario del Centro Norte SAB de CV	$579,903
53,000	Grupo Aeroportuario del Pacifico SAB de CV, Class B	759,241

		1,339,144

	Asset Management & Custody Banks 6.2%
1,178,700	DCVFMVN Diamond ETF*	1,119,953
3,603,629	VEF AB*	846,787

		1,966,740

	Computer & Electronics Retail 2.2%
379,000	Mobile World Investment Corp.	689,676

	Consumer Finance 11.3%
34,117	Bajaj Finance Ltd.	2,711,545
999,169	Ngern Tid Lor Public Co. Ltd.	851,032

		3,562,577

	Data Processing & Outsourced Services 2.9%
370	Adyen NV*	510,292
25,929	Dlocal Ltd.*	403,714

		914,006

	Distillers & Vintners 1.8%
305,740	Ginebra San Miguel, Inc.	576,518

	Diversified Banks 11.2%
549,271	Bank for Foreign Trade of Vietnam JSC*	1,863,910
2,541	Credicorp Ltd.	344,712
325,656	NU Holdings Ltd., Class A*	1,325,420

		3,534,042

	Drug Retail 2.6%
183,000	Raia Drogasil SA	824,166

	Electrical Components & Equipment 5.2%
225,200	WEG SA	1,635,917

	Food Retail 2.4%
8,992	Dino Polska SA*	770,241

	Health Care Facilities 1.8%
2,821,400	PT Mitra Keluarga Karyasehat Tbk	578,145

	Home Improvement Retail 4.8%
2,874,900	Wilcon Depot, Inc.	1,524,059

	Human Resource & Employment Services 0.4%
11,641	Grupa Pracuj SA	108,669

	Interactive Home Entertainment 2.4%
14,415	Sea Ltd., ADR*	750,012

	Interactive Media & Services 0.6%
110,746	Baltic Classifieds Group PLC	188,512

	Internet & Direct Marketing Retail 7.4%
2,779	MercadoLibre, Inc.*	2,351,701

	IT Consulting & Other Services 12.3%
865,536	FPT Corp.	2,823,318
6,228	Globant SA*	1,047,300

		3,870,618

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 5.1%
220,387	Discovery Ltd.*	$1,599,926

	Property & Casualty Insurance 4.9%
351,622	Qualitas Controladora SAB de CV	1,550,374

	Regional Banks 2.4%
106,900	Regional SAB de CV	768,513

	Research & Consulting Services 1.9%
1,889,237	CTOS Digital Bhd	609,016

	Semiconductors 3.9%
8,800	ASPEED Technology, Inc.	482,439
52,000	Silergy Corp.	738,494

		1,220,933

	Specialty Stores 1.0%
266,565	Pet Center Comercio e Participacoes SA	314,494

	Thrifts & Mortgage Finance 1.1%
15,669	Aavas Financiers Ltd.*	349,603

	Total Common Stocks (cost $33,495,433)	31,597,602

	Total Investments (cost $33,495,433) 100.0%§	31,597,602
	Other Assets less Liabilities 0.0%	6,904

	NET ASSETS 100.0%	$31,604,506

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 15.43%.

ADR American Depositary Receipt.

ETF Exchange-Traded Fund.

See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Frontier Emerging Small Countries Fund’s investments, were in the following countries:

COUNTRY	%
Brazil	13.0
India	9.7
Indonesia	1.8
Malaysia	1.9
Mexico	11.6
Netherlands	1.6
Peru	1.1
Philippines	6.6
Poland	2.8
Singapore	2.4
South Africa	5.1
Sweden	2.7
Taiwan	3.9
Thailand	2.7
United Kingdom	0.6
United States	10.7
Uruguay	1.3
Vietnam	20.5

TOTAL	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.2%

	Apparel Retail 1.2%
30,742	Boot Barn Holdings, Inc.*	$1,921,990

	Application Software 5.8%
32,857	Five9, Inc.*	2,229,676
11,511	Paylocity Holding Corp.*	2,236,127
32,445	Q2 Holdings, Inc.*	871,797
729,772	Systena Corp.	2,285,403
222,898	Technology One Ltd.	1,994,128

		9,617,131

	Asset Management & Custody Banks 3.2%
71,189	Focus Financial Partners, Inc., Class A*	2,653,214
42,350	Hamilton Lane, Inc., Class A	2,705,318

		5,358,532

	Biotechnology 4.3%
404,683	Abcam PLC*	6,296,868
71,398	C4 Therapeutics, Inc.*	421,248
125,288	Sangamo Therapeutics, Inc.*	393,404

		7,111,520

	Building Products 2.3%
88,873	Trex Co., Inc.*	3,761,994

	Commodity Chemicals 1.1%
54,792	Valvoline, Inc.	1,788,959

	Data Processing & Outsourced Services 1.5%
17,563	Euronet Worldwide, Inc.*	1,657,596
10,000	GMO Payment Gateway, Inc.	832,063

		2,489,659

	Diversified Real Estate Activities 1.0%
143,221	Patrizia SE	1,588,300

	Drug Retail 1.3%
19,500	Ain Holdings, Inc.	897,440
28,300	Sugi Holdings Co. Ltd.	1,265,780

		2,163,220

	Electrical Components & Equipment 2.6%
86,896	Voltronic Power Technology Corp.	4,368,054

	Financial Exchanges & Data 1.0%
234,962	Open Lending Corp., Class A*	1,585,994

	General Merchandise Stores 1.6%
56,541	Ollie’s Bargain Outlet Holdings, Inc.*	2,648,381

	Health Care Equipment 0.4%
5,084	DiaSorin SpA	709,658

	Health Care Facilities 4.2%
73,212	Ensign Group, Inc.	6,926,587

	Health Care Services 1.4%
86,276	Dr. Lal PathLabs Ltd.	2,357,338

	Health Care Supplies 3.2%
134,939	Neogen Corp.*	2,055,121
61,481	Silk Road Medical, Inc.*	3,249,271

		5,304,392

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 1.5%
85,450	JMDC, Inc.	$2,461,148

	Home Improvement Retail 1.5%
35,119	Floor & Decor Holdings, Inc., Class A*	2,445,336

	Homebuilding 1.6%
28,731	LGI Homes, Inc.*	2,660,491

	Human Resource & Employment Services 1.3%
85,000	SMS Co. Ltd.	2,172,928

	Industrial Machinery 3.3%
32,878	Helios Technologies, Inc.	1,789,878
55,729	Kornit Digital Ltd.*	1,280,095
11,014	RBC Bearings, Inc.*	2,305,781

		5,375,754

	Interactive Media & Services 1.0%
96,538	ZipRecruiter, Inc., Class A*	1,585,154

	IT Consulting & Other Services 7.4%
18,411	Endava PLC, ADR*	1,408,442
29,634	Globant SA*	4,983,253
62,552	LTIMindtree Ltd.	3,300,671
55,937	Persistent Systems Ltd.	2,617,267

		12,309,633

	Life Sciences Tools & Services 2.2%
17,213	Medpace Holdings, Inc.*	3,656,213

	Managed Health Care 2.8%
75,397	HealthEquity, Inc.*	4,647,471

	Packaged Foods & Meats 0.8%
24,540	Freshpet, Inc.*	1,294,976

	Pharmaceuticals 2.4%
146,161	Esperion Therapeutics, Inc.*	910,583
58,096	Intra-Cellular Therapies, Inc.*	3,074,440

		3,985,023

	Regional Banks 7.7%
1,046,771	AU Small Finance Bank Ltd.	8,280,663
109,874	Bank OZK	4,401,553

		12,682,216

	Research & Consulting Services 7.3%
263,070	BayCurrent Consulting, Inc.	8,248,499
84,122	L&T Technology Services Ltd.	3,745,529

		11,994,028

	Restaurants 0.6%
21,310	Domino’s Pizza Enterprises Ltd.	961,216

	Semiconductor Equipment 1.6%
31,702	Nova Ltd.*	2,589,419

	Semiconductors 7.2%
59,400	ASPEED Technology, Inc.	3,256,463
28,052	Melexis NV	2,432,288
6,626	Monolithic Power Systems, Inc.	2,343,020
276,000	Silergy Corp.	3,919,702

		11,951,473

	Specialty Chemicals 1.2%
16,766	Balchem Corp.	2,047,296

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Stores 4.6%
43,405	Five Below, Inc.*	$7,677,042

	Systems Software 3.3%
21,615	CyberArk Software Ltd.*	2,802,385
26,829	Rapid7, Inc.*	911,649
23,561	Tata Elxsi Ltd.	1,790,186

		5,504,220

	Thrifts & Mortgage Finance 1.8%
136,611	Aavas Financiers Ltd.*	3,048,029

	Trading Companies & Distributors 1.9%
65,227	Diploma PLC	2,189,048
69,700	MonotaRO Co. Ltd.	986,230

		3,175,278

	Trucking 2.1%
16,159	Saia, Inc.*	3,388,219

	Total Common Stocks (cost $146,838,562)	167,314,272

	Total Investments (cost $146,838,562) 101.2%	167,314,272
	Liabilities less Other Assets (1.2%)	(1,984,852)

	NET ASSETS 100.0%	$165,329,420

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Global Opportunities Fund’s investments, were in the following countries:

COUNTRY	%
Australia	1.8
Belgium	1.5
Germany	1.0
India	15.0
Israel	4.0
Italy	0.4
Japan	11.4
Taiwan	6.9
United Kingdom	5.9
United States	52.1

TOTAL	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.3%

	Application Software 11.5%
11,119	Dassault Systemes SE	$398,668
2,624	Five9, Inc.*	178,065
670	HubSpot, Inc.*	193,717
1,357	Roper Technologies, Inc.	586,346
3,064	Xero Ltd.*	146,592

		1,503,388

	Biotechnology 4.6%
38,256	Abcam PLC*	595,263

	Building Products 5.1%
18,929	Assa Abloy AB, Class B	405,796
6,109	Trex Co., Inc.*	258,594

		664,390

	Consumer Finance 4.0%
6,543	Bajaj Finance Ltd.	520,023

	Data Processing & Outsourced Services 4.4%
7,668	Amadeus IT Group SA*	398,508
2,851	Block, Inc.*	179,157

		577,665

	Distributors 2.9%
1,248	Pool Corp.	377,308

	Diversified Banks 4.7%
31,173	HDFC Bank Ltd.	613,493

	Diversified Support Services 4.4%
9,459	Copart, Inc.*	575,958

	Drug Retail 3.7%
10,800	Sugi Holdings Co. Ltd.	483,054

	Electrical Components & Equipment 2.4%
43,100	WEG SA	313,091

	Electronic Components 4.4%
7,513	Amphenol Corp., Class A	572,040

	Financial Exchanges & Data 7.3%
1,616	MarketAxess Holdings, Inc.	450,686
2,348	Morningstar, Inc.	508,554

		959,240

	Health Care Equipment 2.6%
2,403	DiaSorin SpA	335,427

	Health Care Supplies 2.6%
2,859	Coloplast A/S, Class B	334,184

	Health Care Technology 1.8%
8,100	JMDC, Inc.	233,298

	Internet & Direct Marketing Retail 2.7%
424	MercadoLibre, Inc.*	358,806

	IT Consulting & Other Services 2.2%
1,741	Globant SA*	292,767

	Life Sciences Tools & Services 3.7%
2,513	ICON PLC*	488,150

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 3.2%
6,839	HealthEquity, Inc.*	$421,556

	Regional Banks 4.0%
12,911	Bank OZK	517,215

	Research & Consulting Services 4.4%
18,280	BayCurrent Consulting, Inc.	573,165

	Semiconductors 3.7%
729	Monolithic Power Systems, Inc.	257,782
15,419	Silergy Corp.	218,978

		476,760

	Specialized Finance 2.3%
43,100	Chailease Holding Co. Ltd.	304,296

	Specialty Stores 3.8%
2,835	Five Below, Inc.*	501,426

	Trucking 3.9%
1,796	Old Dominion Freight Line, Inc.	509,669

	Total Common Stocks (cost $13,958,646)	13,101,632

	Total Investments (cost $13,958,646) 100.3%§	13,101,632
	Liabilities less Other Assets (0.3%)	(40,764)

	NET ASSETS 100.0%	$13,060,868

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.40%. See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Global Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	1.1
Brazil	2.4
Denmark	2.6
France	3.0
India	8.7
Ireland	3.7
Italy	2.6
Japan	9.8
Spain	3.0
Sweden	3.1
Taiwan	4.0
United Kingdom	4.6
United States	51.4

TOTAL	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.5%

	Aerospace & Defense 2.1%
280,000	BAE Systems PLC	$2,897,612

	Biotechnology 3.0%
49,000	Gilead Sciences, Inc.	4,206,650

	Casinos & Gaming 2.4%
184,000	Kangwon Land, Inc.*	3,385,835

	Diversified Banks 10.8%
50,000	Citigroup, Inc.	2,261,500
345,000	ING Groep NV, ADR	4,198,650
33,000	JPMorgan Chase & Co.	4,425,300
180,041	United Overseas Bank Ltd.	4,126,668

		15,012,118

	Diversified Metals & Mining 2.5%
88,000	Anglo American PLC	3,443,235

	Electric Utilities 7.5%
55,500	Duke Energy Corp.	5,715,945
108,000	Exelon Corp.	4,668,840

		10,384,785

	Electrical Components & Equipment 2.0%
18,000	Eaton Corp. PLC	2,825,100

	Electronic Components 1.2%
53,000	Corning, Inc.	1,692,820

	Electronic Manufacturing Services 1.6%
700,000	Hon Hai Precision Industry Co. Ltd.	2,275,219

	Food Retail 5.0%
130,000	Koninklijke Ahold Delhaize NV	3,735,013
75,000	Seven & i Holdings Co. Ltd.	3,234,532

		6,969,545

	Industrial REITs 2.3%
1,900,000	Mapletree Industrial Trust	3,149,171

	Integrated Oil & Gas 8.1%
129,000	Suncor Energy, Inc.	4,091,987
113,000	TotalEnergies SE	7,094,350

		11,186,337

	Integrated Telecommunication Services 4.4%
200,000	AT&T, Inc.	3,682,000
60,000	Verizon Communications, Inc.	2,364,000

		6,046,000

	Multi-Line Insurance 2.1%
102,000	AXA SA	2,844,837

	Oil & Gas Drilling 1.1%
42,000	Noble Corp. PLC*	1,583,820

	Oil & Gas Exploration & Production 2.8%
30,000	EOG Resources, Inc.	3,885,600

	Packaged Foods & Meats 3.0%
102,000	Kraft Heinz Co.	4,152,420

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 13.9%
62,000	Bristol-Myers Squibb Co.	$4,460,900
41,000	Johnson & Johnson	7,242,650
58,000	Novartis AG	5,243,303
24,000	Sanofi	2,308,060

		19,254,913

	Property & Casualty Insurance 3.2%
82,000	Axis Capital Holdings Ltd.	4,441,940

	Railroads 3.7%
24,700	Union Pacific Corp.	5,114,629

	Regional Banks 1.4%
49,000	Bank OZK	1,962,940

	Reinsurance 4.5%
19,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,182,916

	Retail REITs 1.9%
122,000	Kimco Realty Corp.	2,583,960

	Technology Hardware, Storage & Peripherals 2.9%
90,000	Samsung Electronics Co. Ltd.	3,950,392

	Tobacco 4.1%
78,000	KT&G Corp.*	5,637,643

	Total Common Stocks (cost $110,862,442)	135,070,437

	Total Investments (cost $110,862,442) 97.5%$	135,070,437
	Other Assets less Liabilities 2.5%	3,469,372

	NET ASSETS 100.0%	$138,539,809

*Non-income producing.

$The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.36%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Global Value Fund’s investments, were in the following countries:

COUNTRY	%
Canada	3.0
France	9.0
Germany	4.6
Japan	2.4
Netherlands	5.9
Singapore	5.4
South Korea	9.6
Switzerland	3.9
Taiwan	1.7
United Kingdom	4.7
United States	49.8

TOTAL	100.0%

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Apparel, Accessories & Luxury Goods 1.1%
5,300	Shenzhou International Group Holdings Ltd.	$59,617

	Application Software 3.8%
24,600	Glodon Co. Ltd., Class A	212,145

	Construction Materials 0.7%
8,500	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	41,047

	Distillers & Vintners 6.2%
800	Kweichow Moutai Co. Ltd., Class A	198,743
5,500	Wuliangye Yibin Co. Ltd., Class A	142,957

		341,700

	Diversified Banks 1.2%
11,500	China Merchants Bank Co. Ltd., Class H	64,311

	Drug Retail 3.8%
22,770	Yifeng Pharmacy Chain Co. Ltd., Class A	209,105

	Electrical Components & Equipment 2.9%
2,800	Contemporary Amperex Technology Co. Ltd., Class A	158,461

	Electronic Components 3.5%
23,400	Shenzhen H&T Intelligent Control Co. Ltd., Class A	49,077
16,000	Sinbon Electronics Co. Ltd.	143,157

		192,234

	Health Care Equipment 4.6%
5,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	254,532

	Hotels, Resorts & Cruise Lines 4.5%
57,700	H World Group Ltd.	248,750

	Industrial Machinery 10.1%
5,000	Airtac International Group	151,454
17,463	Shenzhen Inovance Technology Co. Ltd., Class A	174,587
17,278	Techtronic Industries Co. Ltd.	192,803
6,700	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	38,793

		557,637

	Internet & Direct Marketing Retail 3.4%
8,400	Meituan, Class B*	188,007

	Life & Health Insurance 6.7%
20,200	AIA Group Ltd.	224,633
22,000	Ping An Insurance Group Co. of China Ltd., Class H	145,578

		370,211

	Life Sciences Tools & Services 8.5%
15,400	Hangzhou Tigermed Consulting Co. Ltd., Class A	232,162
30,687	Wuxi Biologics Cayman, Inc.*	235,299

		467,461

	Packaged Foods & Meats 6.6%
29,000	Chongqing Fuling Zhacai Group Co. Ltd., Class A	107,503
16,006	Foshan Haitian Flavouring & Food Co. Ltd., Class A	183,276
16,000	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	71,349

		362,128

	Personal Products 5.5%
9,341	Proya Cosmetics Co. Ltd., Class A	225,043

WASATCH GREATER CHINA FUND (WAGCX / WGGCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
3,582	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	$76,899

		301,942

	Regional Banks 2.2%
26,000	Bank of Ningbo Co. Ltd., Class A	121,366

	Semiconductors 12.0%
9,750	SG Micro Corp., Class A	242,078
16,000	Silergy Corp.	227,229
38,356	Sino Wealth Electronic Ltd., Class A	195,154

		664,461

	Specialized Finance 6.5%
50,940	Chailease Holding Co. Ltd.	359,649

	Specialty Stores 3.1%
5,500	China Tourism Group Duty Free Corp. Ltd., Class A	170,917

	Systems Software 2.4%
35,100	Hangzhou Dptech Technologies Co. Ltd., Class A	66,447
4,000	Sangfor Technologies, Inc., Class A	64,761

		131,208

	Total Common Stocks (cost $7,147,169)	5,476,889

	Total Investments (cost $7,147,169) 99.3%	5,476,889
	Other Assets less Liabilities 0.7%	38,913

	NET ASSETS 100.0%	$5,515,802

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Greater China Fund’s investments, were in the following countries:

COUNTRY	%
China	76.3
Hong Kong	7.6
Taiwan	16.1

TOTAL	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.6%

	Aerospace & Defense 2.1%
587,537	CAE, Inc.*	$11,364,545

	Airport Services 2.8%
1,971,560	Grupo Aeroportuario del Centro Norte SAB de CV	15,183,435

	Apparel, Accessories & Luxury Goods 0.8%
249,799	Canada Goose Holdings, Inc.*	4,442,511

	Application Software 10.7%
272,286	Descartes Systems Group, Inc.*	18,981,592
260,000	Fortnox AB	1,178,302
128,898	Kinaxis, Inc.*	14,461,518
173,500	Rakus Co. Ltd.	2,094,057
3,446,618	Systena Corp.	10,793,660
1,179,898	Technology One Ltd.	10,555,805

		58,064,934

	Asset Management & Custody Banks 1.7%
1,151,565	Netwealth Group Ltd.	9,486,923

	Biotechnology 4.3%
1,513,583	Abcam PLC *	23,551,352

	Brewers 0.6%
41,952	Royal Unibrew A/S	2,991,136

	Commodity Chemicals 0.4%
345,811	Berger Paints India Ltd.	2,430,040

	Construction & Engineering 1.7%
2,158,515	Johns Lyng Group Ltd.	9,096,980

	Data Processing & Outsourced Services 1.8%
119,600	GMO Payment Gateway, Inc.	9,951,478

	Diversified Real Estate Activities 1.6%
780,768	Patrizia SE	8,658,605

	Drug Retail 6.1%
301,586	Ain Holdings, Inc.	13,879,758
180,083	Clicks Group Ltd.	2,862,463
613,000	Raia Drogasil SA	2,760,731
312,100	Sugi Holdings Co. Ltd.	13,959,364

		33,462,316

	Electrical Components & Equipment 2.8%
303,585	Voltronic Power Technology Corp.	15,260,491

	Electronic Equipment & Instruments 2.2%
494,924	Halma PLC	11,811,200

	General Merchandise Stores 0.4%
449,683	B&M European Value Retail SA	2,236,009

	Health Care Equipment 2.3%
89,407	DiaSorin SpA	12,480,020

	Health Care Services 1.0%
207,432	Dr. Lal PathLabs Ltd.	5,667,710

	Health Care Supplies 1.0%
251,328	Menicon Co. Ltd.	5,319,942

	Health Care Technology 2.6%
390,827	JMDC, Inc.	11,256,675

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
79,427	Pro Medicus Ltd.	$2,988,344

		14,245,019

	Human Resource & Employment Services 4.3%
421,336	SMS Co. Ltd.	10,770,971
407,400	TechnoPro Holdings, Inc.	10,942,434
28,300	Visional, Inc.*	1,880,341

		23,593,746

	Industrial Machinery 0.3%
362,890	Elgi Equipments Ltd.	1,840,111

	Interactive Media & Services 1.9%
125,500	Kakaku.com, Inc.	2,019,628
912,166	Rightmove PLC	5,639,531
54,950	Scout24 SE	2,760,479

		10,419,638

	Investment Banking & Brokerage 1.1%
1,355,720	AJ Bell PLC	5,870,890

	IT Consulting & Other Services 7.1%
99,918	Endava PLC, ADR*	7,643,727
28,696	Globant SA*	4,825,519
123,826	LTIMindtree Ltd.	6,533,906
122,352	Reply SpA	14,013,965
380,523	Softcat PLC	5,446,795

		38,463,912

	Life Sciences Tools & Services 0.4%
88,103	PolyPeptide Group AG*	2,412,554

	Movies & Entertainment 2.6%
224,782	CTS Eventim AG & Co. KGaA*	14,340,820

	Pharmaceuticals 0.8%
324,600	JCR Pharmaceuticals Co. Ltd.	4,157,670

	Property & Casualty Insurance 1.6%
117,700	Definity Financial Corp.	3,344,975
1,221,405	Qualitas Controladora SAB de CV	5,385,427

		8,730,402

	Publishing 0.9%
312,951	Future PLC	4,793,595

	Regional Banks 3.6%
1,836,522	AU Small Finance Bank Ltd.	14,528,125
273,023	Canadian Western Bank	4,851,502

		19,379,627

	Research & Consulting Services 4.1%
714,300	BayCurrent Consulting, Inc.	22,396,712

	Restaurants 0.7%
82,536	Domino’s Pizza Enterprises Ltd.	3,722,895

	Semiconductor Equipment 0.3%
22,052	Tokai Carbon Korea Co. Ltd.	1,662,047

	Semiconductors 6.6%
71,500	ASPEED Technology, Inc.	3,919,816
113,851	LEENO Industrial, Inc.	14,068,574
143,460	Melexis NV	12,438,901

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
404,996	Silergy Corp.	$5,751,680

		36,178,971

	Soft Drinks 0.3%
140,035	Fevertree Drinks PLC	1,745,435

	Specialty Chemicals 2.0%
1,018,607	Hexpol AB	10,845,124

	Specialty Stores 0.9%
2,413,700	Pet Center Comercio e Participacoes SA	2,847,690
71,036	Pet Valu Holdings Ltd.	2,052,909

		4,900,599

	Systems Software 2.1%
87,273	CyberArk Software Ltd.*	11,314,944

	Thrifts & Mortgage Finance 4.6%
74,534	Aavas Financiers Ltd.*	1,662,983
272,398	EQB, Inc.	11,412,953
2,056,670	OSB Group PLC	11,929,802

		25,005,738

	Trading Companies & Distributors 6.5%
485,102	Diploma PLC	16,280,244
599,174	Howden Joinery Group PLC	4,068,070
41,265	IMCD NV	5,881,515
283,048	MonotaRO Co. Ltd.	4,005,030
464,299	RS Group PLC	5,026,570

		35,261,429

	Total Common Stocks (cost $425,442,720)	542,741,505

	Total Investments (cost $425,442,720) 99.6%§	542,741,505
	Other Assets less Liabilities 0.4%	2,451,789

	NET ASSETS 100.0%	$545,193,294

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 3.91%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2022, Wasatch International Growth Fund’s investments, were in the following countries:

COUNTRY	%
Australia	6.6
Belgium	2.3
Brazil	1.0
Canada	13.1
Denmark	0.6
Germany	4.8
India	6.0
Israel	2.1
Italy	4.9
Japan	22.7
Mexico	3.8

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
Netherlands	1.1
South Africa	0.5
South Korea	2.9
Sweden	2.2
Switzerland	0.4
Taiwan	4.6
United Kingdom	19.5
United States	0.9

TOTAL	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.4%

	Advertising 4.3%
228,900	Direct Marketing MiX, Inc.	$2,706,894
1,102,930	YouGov PLC	13,600,551

		16,307,445

	Air Freight & Logistics 2.3%
741,219	AZ-COM MARUWA Holdings Inc.	8,895,306

	Alternative Carriers 1.5%
627,552	Chief Telecom, Inc.	5,737,408

	Application Software 12.7%
37,947	Atoss Software AG	5,654,352
1,534,861	Bytes Technology Group PLC	7,181,057
26,011	Esker SA	4,379,777
1,383,441	Fortnox AB	6,269,656
170,396	LiveChat Software SA	4,161,359
63,209	Mensch und Maschine Software SE	3,085,389
238,832	Rakus Co. Ltd.	2,882,581
2,846,000	Systena Corp.	8,912,725
152,568	Vitec Software Group AB, B Shares	6,114,505

		48,641,401

	Asset Management & Custody Banks 3.3%
1,184,764	JTC PLC	10,713,758
8,720,111	VEF AB*	2,049,067

		12,762,825

	Brewers 0.6%
33,902	Royal Unibrew A/S	2,417,179

	Commodity Chemicals 2.0%
529,374	Berger Paints India Ltd.	3,719,951
133,301	Supreme Industries Ltd.	3,947,711

		7,667,662

	Construction & Engineering 2.4%
2,141,416	Johns Lyng Group Ltd.	9,024,917

	Consumer Finance 3.1%
96,249	Gruppo MutuiOnline SpA	2,711,741
689,150	Premium Group Co. Ltd.	9,121,103

		11,832,844

	Diversified Banks 1.5%
2,649,876	City Union Bank Ltd.	5,778,286

	Diversified Support Services 4.5%
572,900	Japan Elevator Service Holdings Co. Ltd.	7,220,181
3,267,580	Johnson Service Group PLC	3,827,881
1,108,937	Prestige International, Inc.	6,134,473

		17,182,535

	Drug Retail 1.3%
103,900	Ain Holdings, Inc.	4,781,743

	Electrical Components & Equipment 4.1%
1,184,127	DiscoverIE Group PLC	10,464,634
106,631	Voltronic Power Technology Corp.	5,360,085

		15,824,719

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 0.8%
155,069	Nayax Ltd.*	$2,924,593

	Food Retail 2.2%
56,713	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,965,843
3,591,800	Sheng Siong Group Ltd.	4,424,720

		8,390,563

	Health Care Services 3.0%
203,587	Dr. Lal PathLabs Ltd.	5,562,652
1,131,914	Vijaya Diagnostic Centre Pvt. Ltd.	5,981,098

		11,543,750

	Health Care Technology 4.7%
163,168	Nexus AG	9,746,201
218,707	Pro Medicus Ltd.	8,228,584

		17,974,785

	Human Resource & Employment Services 1.5%
304,200	S-Pool, Inc.	2,002,658
143,362	SMS Co. Ltd.	3,664,885

		5,667,543

	Industrial Machinery 1.6%
787,523	Elgi Equipments Ltd.	3,993,302
120,268	GMM Pfaudler Ltd.	2,278,085

		6,271,387

	Interactive Media & Services 2.5%
2,650,992	Baltic Classifieds Group PLC	4,512,523
415,299	Hemnet Group AB	4,998,783

		9,511,306

	Internet & Direct Marketing Retail 0.3%
34,100	Temairazu, Inc.	1,299,147

	Investment Banking & Brokerage 2.2%
536,149	AJ Bell PLC	2,321,771
175,000	Strike Co. Ltd.	5,987,123

		8,308,894

	IT Consulting & Other Services 7.6%
23,952	Adesso SE	3,379,274
46,235	Aubay	2,412,746
181,591	Avant Group Corp.	1,884,539
72,289	Base Co. Ltd.	1,922,346
113,073	Digital Value SpA*	8,073,297
3,301,785	Kin & Carta PLC*	8,542,224
24,046	Nagarro SE*	2,846,847

		29,061,273

	Life Sciences Tools & Services 1.1%
165,102	Ergomed PLC*	2,538,913
207,065	Tarsons Products Ltd.*	1,738,140

		4,277,053

	Metal & Glass Containers 0.4%
149,662	Mold-Tek Packaging Ltd.	1,704,027

	Movies & Entertainment 1.4%
159,380	NexTone, Inc.*	5,428,441

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Personal Products 1.0%
523,566	Sarantis SA	$3,637,327

	Property & Casualty Insurance 1.5%
1,277,998	Qualitas Controladora SAB de CV	5,634,957

	Publishing 1.5%
386,032	Future PLC	5,913,006

	Research & Consulting Services 7.7%
6,865,718	CTOS Digital Bhd	2,213,239
279,067	Funai Soken Holdings, Inc.	5,779,519
106,400	Management Solutions Co. Ltd.	2,691,619
344,117	NICE Information Service Co. Ltd.*	3,336,447
1,109,800	SIGMAXYZ Holdings, Inc.	10,933,949
447,604	Talenom Oyj	4,360,151

		29,314,924

	Restaurants 0.0%
630,045	Patisserie Holdings PLC* *** §§	7,617

	Semiconductor Equipment 1.1%
382,000	Materials Analysis Technology, Inc.	1,882,937
31,001	Tokai Carbon Korea Co. Ltd.	2,336,528

		4,219,465

	Semiconductors 3.5%
66,890	Elmos Semiconductor SE	3,837,887
77,763	LEENO Industrial, Inc.	9,609,178

		13,447,065

	Specialized Finance 1.6%
321,700	eGuarantee, Inc.	5,988,366

	Specialty Stores 0.9%
91,671	Musti Group Oyj	1,531,796
1,578,200	Pet Center Comercio e Participacoes SA	1,861,965

		3,393,761

	Systems Software 0.2%
45,668	TECSYS, Inc.	894,809

	Thrifts & Mortgage Finance 4.5%
305,439	Aavas Financiers Ltd.*	6,814,875
133,234	EQB, Inc.	5,582,249
767,823	Mortgage Advice Bureau Holdings Ltd.	4,919,776

		17,316,900

	Total Common Stocks (cost $321,449,040)	368,985,229

	Total Investments (cost $321,449,040) 96.4%§	368,985,229
	Other Assets less Liabilities 3.6%	13,795,733

	NET ASSETS 100.0%	$382,780,962

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.28%.

§§The aggregate value of illiquid holdings at December 31, 2022 amounts to approximately $7,617 and represents 0.00% of net assets.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2022, Wasatch International Opportunities Fund’s investments, were in the following countries:

COUNTRY	%
Australia	4.7
Brazil	0.5
Canada	1.8
Denmark	0.7
Finland	1.6
France	1.8
Germany	7.7
Greece	1.0
India	11.3
Israel	1.9
Italy	2.9
Japan	26.6
Malaysia	0.6
Mexico	1.5
Poland	1.1
Singapore	1.2
South Korea	4.1
Sweden	5.3
Taiwan	3.5
United Kingdom	20.2

TOTAL	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.8%

	Aerospace & Defense 4.8%
11,062	CAE, Inc.*	$213,969

	Apparel, Accessories & Luxury Goods 5.0%
145	Hermes International	224,286

	Application Software 10.1%
5,700	Dassault Systemes SE	204,372
2,021	Descartes Systems Group, Inc.*	140,888
2,242	Xero Ltd.*	107,264

		452,524

	Asset Management & Custody Banks 3.1%
159	Partners Group Holding AG	140,454

	Biotechnology 4.8%
13,962	Abcam PLC*	217,249

	Building Products 5.1%
10,784	Assa Abloy AB, Class B	231,185

	Data Processing & Outsourced Services 9.9%
81	Adyen NV*	111,713
4,502	Amadeus IT Group SA*	233,970
1,200	GMO Payment Gateway, Inc.	99,848

		445,531

	Drug Retail 4.3%
4,300	Sugi Holdings Co. Ltd.	192,327

	Electronic Equipment & Instruments 3.7%
7,012	Halma PLC	167,339

	General Merchandise Stores 3.9%
3,026	Dollarama, Inc.	176,979

	Health Care Equipment 3.3%
1,055	DiaSorin SpA	147,264

	Health Care Supplies 3.8%
1,449	Coloplast A/S, Class B	169,371

	Health Care Technology 4.5%
4,901	JMDC, Inc.	141,159
2,200	M3, Inc.	59,979

		201,138

	Industrial Machinery 3.4%
256	Rational AG	152,089

	Interactive Media & Services 6.1%
2,600	Kakaku.com, Inc.	41,841
1,188	REA Group Ltd.	89,621
2,825	Scout24 AG	141,917

		273,379

	IT Consulting & Other Services 3.6%
1,100	Obic Co. Ltd.	162,687

	Life Sciences Tools & Services 6.6%
1,151	ICON PLC*	223,582
221	Sartorius Stedim Biotech	71,562

		295,144

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Real Estate Services 3.7%
1,343	FirstService Corp.	$164,463

	Research & Consulting Services 8.1%
11,600	BayCurrent Consulting, Inc.	363,715

	Total Common Stocks (cost $4,722,847)	4,391,093

	Total Investments (cost $4,722,847) 97.8%	4,391,093
	Other Assets less Liabilities 2.2%	99,365

	NET ASSETS 100.0%	$4,490,458

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2022, Wasatch International Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	4.5
Canada	15.8
Denmark	3.9
France	11.4
Germany	6.7
Ireland	5.1
Italy	3.3
Japan	24.2
Netherlands	2.5
Spain	5.3
Sweden	5.3
Switzerland	3.2
United Kingdom	8.8

TOTAL	100.0%

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 109.5%

	Application Software 15.1%
8,896	Five9, Inc.*	$603,683
7,818	Guidewire Software, Inc.* ††	489,094
1,795	HubSpot, Inc.* ††	518,988
3,611	Paylocity Holding Corp.* ††	701,473
2,325	Roper Technologies, Inc.††	1,004,609
3,518	Workday, Inc., Class A* ††	588,667

		3,906,514

	Asset Management & Custody Banks 4.2%
6,877	Cohen & Steers, Inc.	443,979
10,137	Hamilton Lane, Inc., Class A	647,552

		1,091,531

	Biotechnology 1.5%
36,630	C4 Therapeutics, Inc.*	216,117
51,780	Sangamo Therapeutics, Inc.* ††	162,589

		378,706

	Broadcasting 2.2%
26,506	TEGNA, Inc.††	561,662

	Casinos & Gaming 2.1%
43,790	NEOGAMES SA*	533,800

	Commodity Chemicals 2.7%
5,297	AdvanSix, Inc.††	201,392
14,971	Valvoline, Inc.††	488,803

		690,195

	Data Processing & Outsourced Services 1.8%
7,346	Block, Inc.* ††	461,623

	Distributors 3.0%
2,592	Pool Corp.††	783,639

	Education Services 1.3%
3,130	Grand Canyon Education, Inc.* ††	330,716

	Electrical Components & Equipment 1.9%
3,519	Encore Wire Corp.††	484,074

	Electronic Equipment & Instruments 4.1%
14,609	Cognex Corp.††	688,230
2,656	Novanta, Inc.* ††	360,871

		1,049,101

	Electronic Manufacturing Services 2.3%
4,727	Fabrinet*	606,096

	Financial Exchanges & Data 6.0%
3,408	MarketAxess Holdings, Inc.††	950,457
2,827	Morningstar, Inc.††	612,300

		1,562,757

	Health Care Equipment 2.3%
2,372	Inspire Medical Systems, Inc.* ††	597,459

	Health Care Facilities 2.9%
8,005	Ensign Group, Inc.††	757,353

	Health Care Services 1.4%
3,679	Addus HomeCare Corp.* ††	366,024

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 6.5%
41,105	Neogen Corp.* ††	$626,029
7,850	Silk Road Medical, Inc.* ††	414,872
5,431	UFP Technologies, Inc.* ††	640,261

		1,681,162

	Home Improvement Retail 1.8%
6,650	Floor & Decor Holdings, Inc., Class A* ††	463,040

	Homebuilding 0.8%
4,127	Skyline Champion Corp.* ††	212,582

	Industrial Machinery 5.1%
4,109	Kadant, Inc.††	729,882
2,845	RBC Bearings, Inc.* ††	595,601

		1,325,483

	Investment Banking & Brokerage 3.7%
12,466	Moelis & Co., Class A	478,320
23,746	Virtu Financial, Inc., Class A††	484,656

		962,976

	IT Consulting & Other Services 4.1%
4,275	Globant SA* ††	718,884
29,492	Grid Dynamics Holdings, Inc.*	330,900

		1,049,784

	Leisure Products 1.3%
7,900	YETI Holdings, Inc.* ††	326,349

	Life Sciences Tools & Services 2.7%
3,293	Medpace Holdings, Inc.* ††	699,466

	Managed Health Care 2.0%
8,303	HealthEquity, Inc.* ††	511,797

	Multi-Sector Holdings 1.1%
14,307	Cannae Holdings, Inc.*	295,440

	Oil & Gas Equipment & Services 1.6%
8,259	Cactus, Inc., Class A††	415,097

	Oil & Gas Exploration & Production 1.7%
18,770	Magnolia Oil & Gas Corp., Class A††	440,157

	Packaged Foods & Meats 1.4%
6,851	Freshpet, Inc.* ††	361,527

	Pharmaceuticals 2.0%
9,886	Intra-Cellular Therapies, Inc.* ††	523,167

	Property & Casualty Insurance 1.8%
8,811	Axis Capital Holdings Ltd.††	477,292

	Regional Banks 3.7%
15,590	Bank OZK††	624,535
19,197	Silvergate Capital Corp., Class A* ††	334,028

		958,563

	Research & Consulting Services 2.7%
7,087	ICF International, Inc.††	701,967

	Semiconductors 3.3%
2,376	Monolithic Power Systems, Inc.††	840,177

	Specialty Chemicals 4.4%
4,625	Balchem Corp.††	564,759
5,607	Innospec, Inc.††	576,736

		1,141,495

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Stores 2.2%
3,206	Five Below, Inc.* ††	$567,045

	Trucking 0.8%
17,604	Lyft, Inc., Class A* ††	193,996

	Total Common Stocks (cost $31,861,010)	28,309,812

	COMMON STOCKS SOLD SHORT (37.2%)

	Aerospace & Defense (0.9)%
(7,611)	Spirit AeroSystems Holdings, Inc., Class A*	(225,286)

	Airlines (1.5)%
(26,053)	Hawaiian Holdings, Inc.*	(267,304)
(37,865)	Joby Aviation, Inc.*	(126,848)

		(394,152)

	Alternative Carriers (0.5)%
(92,389)	Globalstar, Inc.*	(122,877)

	Aluminum (0.9)%
(27,413)	Century Aluminum Co.*	(224,238)

	Application Software (4.6)%
(4,100)	Alteryx, Inc., Class A*	(207,747)
(4,261)	Ceridian HCM Holding, Inc.*	(273,343)
(7,854)	Domo, Inc., Class B*	(111,841)
(9,538)	Nutanix, Inc., Class A*	(248,465)
(53,355)	Yext, Inc.*	(348,408)

		(1,189,804)

	Asset Management & Custody Banks (0.6)%
(2,168)	Ares Management Corp., Class A	(148,378)

	Auto Parts & Equipment (0.6)%
(33,507)	Luminar Technologies, Inc.*	(165,860)

	Automobile Manufacturers (0.6)%
(104,767)	Workhorse Group, Inc.*	(159,246)

	Biotechnology (0.6)%
(833)	Karuna Therapeutics, Inc.*	(163,685)

	Broadcasting (0.5)%
(23,117)	iHeartMedia, Inc., Class A*	(141,707)

	Building Products (1.0)%
(26,283)	JELD-WEN Holding, Inc.*	(253,631)

	Commercial Printing (0.6)%
(9,426)	Deluxe Corp.	(160,054)

	Commodity Chemicals (0.8)%
(30,369)	PureCycle Technologies, Inc.*	(205,294)

	Electrical Components & Equipment (1.6)%
(15,533)	Plug Power, Inc.*	(192,143)
(8,751)	Sunrun, Inc.*	(210,199)

		(402,342)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments (1.4)%
(51,558)	Arlo Technologies, Inc.*	$(180,968)
(71,995)	SmartRent, Inc.*	(174,948)

		(355,916)

	Health Care Equipment (2.1)%
(26,342)	Alphatec Holdings, Inc.*	(325,324)
(5,336)	Nevro Corp.*	(211,305)

		(536,629)

	Health Care Supplies (0.3)%
(9,926)	Pulmonx Corp.*	(83,676)

	Health Care Technology (2.0)%
(89,107)	American Well Corp., Class A*	(252,173)
(8,026)	Definitive Healthcare Corp.*	(88,206)
(156,822)	Multiplan Corp.*	(180,345)

		(520,724)

	Heavy Electrical Equipment (0.7)%
(9,537)	Bloom Energy Corp., Class A*	(182,347)

	Hotel & Resort REITs (0.9)%
(20,092)	Park Hotels & Resorts, Inc.	(236,885)

	Hotels, Resorts & Cruise Lines (1.9)%
(2,395)	Hyatt Hotels Corp., Class A*	(216,628)
(35,020)	Lindblad Expeditions Holdings, Inc.*	(269,654)

		(486,282)

	Industrial Machinery (0.6)%
(253,509)	Berkshire Grey, Inc.*	(153,094)

	Interactive Home Entertainment (1.1)%
(10,254)	ROBLOX Corp., Class A*	(291,829)

	Interactive Media & Services (0.9)%
(94,138)	Angi, Inc.*	(221,224)

	Internet & Direct Marketing Retail (0.8)%
(6,129)	Xometry, Inc., Class A*	(197,538)

	Leisure Products (0.7)%
(112,772)	AMMO, Inc.*	(195,096)

	Mortgage REITs (0.8)%
(26,507)	Rithm Capital Corp.	(216,562)

	Multi-Utilities (0.5)%
(4,192)	CenterPoint Energy, Inc.	(125,718)

	Oil & Gas Refining & Marketing (0.6)%
(6,246)	Par Pacific Holdings, Inc.*	(145,220)

	Packaged Foods & Meats (0.5)%
(801)	J M Smucker Co.	(126,926)

	Personal Products (1.3)%
(39,961)	Coty, Inc., Class A*	(342,066)

	Pharmaceuticals (0.6)%
(15,147)	Viatris, Inc.	(168,586)

	Real Estate Development (0.8)%
(2,591)	Howard Hughes Corp.*	(198,004)

	Research & Consulting Services (0.7)%
(14,708)	Dun & Bradstreet Holdings, Inc.	(180,320)

WASATCH LONG/SHORT ALPHA FUND (WALSX / WGLSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Restaurants (0.9)%
(26,605)	Sweetgreen, Inc., Class A*	$(228,005)

	Semiconductors (0.3)%
(1,028)	Wolfspeed, Inc.*	(70,973)

	Soft Drinks (0.7)%
(1,788)	Celsius Holdings, Inc.*	(186,024)

	Trading Companies & Distributors (0.8)%
(12,584)	FTAI Aviation Ltd.	(215,438)

	Total Investments Sold Short (proceeds $13,022,025)(37.2%)	(9,621,636)

	Total Investments, Net of Investments Sold Short (cost $18,838,985) 72.3%	18,688,176

	Other Assets less Liabilities 27.7%	7,176,021

	NET ASSETS 100.0%	$25,864,197

	*Non-income producing. ††All or a portion of this security has been designated as collateral for short sales. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Long/Short Alpha Fund ’s investments, were in the following countries:

COUNTRY	%
Israel	1.9
United States	98.1

TOTAL	100.0%

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.0%

	Advertising 1.7%
516,479	Thryv Holdings, Inc.*	$9,813,101

	Agricultural & Farm Machinery 0.2%
880,021	Hydrofarm Holdings Group, Inc.*	1,364,033

	Alternative Carriers 0.7%
178,236	Bandwidth, Inc., Class A*	4,090,516

	Apparel Retail 2.1%
195,525	Boot Barn Holdings, Inc.*	12,224,223

	Application Software 7.5%
248,262	Agilysys, Inc.*	19,647,455
279,438	Asure Software, Inc.*	2,609,951
652,519	CS Disco, Inc.*	4,123,920
385,297	Enfusion, Inc., Class A*	3,725,822
138,849	Sprout Social, Inc., Class A*	7,839,415
1,107,780	Weave Communications, Inc.*	5,073,632

		43,020,195

	Auto Parts & Equipment 3.8%
1,723,127	Holley, Inc.*	3,653,029
108,347	Patrick Industries, Inc.	6,565,828
194,879	XPEL, Inc.*	11,704,433

		21,923,290

	Biotechnology 3.0%
359,606	Atara Biotherapeutics, Inc.*	1,179,508
392,941	BriaCell Therapeutics Corp.*	1,717,152
207,116	C4 Therapeutics, Inc.*	1,221,985
92,173	Denali Therapeutics, Inc.*	2,563,331
108,536	Dyne Therapeutics, Inc.*	1,257,932
46,775	Kymera Therapeutics, Inc.*	1,167,504
334,365	MacroGenics, Inc.*	2,243,589
206,405	Nkarta, Inc.*	1,236,366
180,591	Nurix Therapeutics, Inc.*	1,982,889
727,544	Sangamo Therapeutics, Inc.*	2,284,488

		16,854,744

	Building Products 2.7%
55,860	CSW Industrials, Inc.	6,475,850
956,801	Janus International Group, Inc.*	9,108,745

		15,584,595

	Casinos & Gaming 1.4%
661,129	NEOGAMES SA*	8,059,162

	Construction & Engineering 2.2%
463,795	Construction Partners, Inc., Class A*	12,378,689
1,015,353	QualTek Services, Inc., Class A*	444,521

		12,823,210

	Consumer Finance 1.2%
803,243	EZCORP, Inc., Class A*	6,546,430

	Data Processing & Outsourced Services 2.6%
1,878,889	Cantaloupe, Inc.*	8,173,167
409,009	TaskUS, Inc., Class A*	6,912,252

		15,085,419

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Distillers & Vintners 0.8%
1,358,491	Vintage Wine Estates, Inc.*	$4,428,681

	Electrical Components & Equipment 2.7%
446,783	Allied Motion Technologies, Inc.	15,552,516

	Electronic Equipment & Instruments 3.8%
252,164	Identiv, Inc.*	1,825,667
528,143	Napco Security Technologies, Inc.*	14,513,370
541,568	nLight, Inc.*	5,491,500

		21,830,537

	Environmental & Facilities Services 3.3%
585,132	Heritage-Crystal Clean, Inc.*	19,005,087

	Financial Exchanges & Data 0.9%
790,237	Open Lending Corp., Class A*	5,334,100

	Health Care Equipment 1.0%
288,126	Paragon 28, Inc.*	5,506,088

	Health Care Facilities 1.4%
714,108	Pennant Group, Inc.*	7,840,906

	Health Care Services 4.2%
136,047	Addus HomeCare Corp.*	13,535,316
455,191	Castle Biosciences, Inc.*	10,715,196

		24,250,512

	Health Care Supplies 6.3%
223,885	OrthoPediatrics Corp.*	8,894,951
209,560	Silk Road Medical, Inc.*	11,075,246
134,707	UFP Technologies, Inc.*	15,880,608

		35,850,805

	Health Care Technology 2.2%
336,598	Simulations Plus, Inc.	12,309,389

	Home Furnishings 0.9%
1,018,887	Purple Innovation, Inc.*	4,880,469

	Homebuilding 1.1%
742,793	Dream Finders Homes, Inc., Class A*	6,432,587

	Industrial Machinery 7.4%
284,175	Helios Technologies, Inc.	15,470,487
87,014	Kadant, Inc.	15,456,297
343,451	Kornit Digital Ltd.*	7,889,070
2,807,296	Markforged Holding Corp.*	3,256,463

		42,072,317

	Insurance Brokers 2.0%
183,900	Goosehead Insurance, Inc., Class A*	6,315,126
619,415	Hagerty, Inc., Class A*	5,209,280

		11,524,406

	IT Consulting & Other Services 2.1%
1,052,635	Grid Dynamics Holdings, Inc.*	11,810,565

	Leisure Products 2.5%
545,721	MasterCraft Boat Holdings, Inc.*	14,117,802

	Life Sciences Tools & Services 0.2%
225,185	Inotiv, Inc.*	1,112,414

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Equipment & Services 1.6%
468,316	DMC Global, Inc.*	$9,104,063

	Packaged Foods & Meats 1.3%
145,712	Freshpet, Inc.*	7,689,222

	Pharmaceuticals 1.0%
377,260	Esperion Therapeutics, Inc.*	2,350,330
140,052	IM Cannabis Corp.*	138,652
44,553	Intra-Cellular Therapies, Inc.*	2,357,745
7,956,171	PharmaCielo Ltd.* ‡‡	1,028,308

		5,875,035

	Regional Banks 2.9%
387,633	Esquire Financial Holdings, Inc.	16,769,004

	Research & Consulting Services 2.4%
140,738	ICF International, Inc.	13,940,099

	Restaurants 1.5%
296,906	Chuy’s Holdings, Inc.*	8,402,440

	Semiconductor Equipment 5.8%
146,311	Nova Ltd.*	11,950,683
308,356	PDF Solutions, Inc.*	8,794,313
667,947	Veeco Instruments, Inc.*	12,410,455

		33,155,451

	Semiconductors 2.6%
75,565	Impinj, Inc.*	8,250,187
63,667	SiTime Corp.*	6,469,840

		14,720,027

	Systems Software 3.1%
76,728	CyberArk Software Ltd.*	9,947,785
220,343	Rapid7, Inc.*	7,487,255

		17,435,040

	Trading Companies & Distributors 2.9%
237,226	Transcat, Inc.*	16,812,207

	Total Common Stocks (cost $589,505,005)	555,150,687

	PREFERRED STOCKS 1.7%

	Textiles 1.7%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	9,731,761

	Total Preferred Stocks (cost $10,000,013)	9,731,761

	WARRANTS 0.1%

	Pharmaceuticals 0.1%
691,416	Esperion Therapeutics, Inc., expiring 12/7/2023* *** †	221,253
45,000	IM Cannabis Corp., expiring 5/7/2026* *** †	—

		221,253

	Total Warrants (cost $927,553)	221,253

WASATCH MICRO CAP FUND (WMICX / WGICX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $600,432,571) 98.8%	$565,103,701
	Other Assets less Liabilities 1.2%	7,022,590

	NET ASSETS 100.0%	$572,126,291

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2022 amounted to approximately $9,953,014 and represented 1.74% of net assets.

‡‡Affiliated company (see Note 6).

See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Micro Cap Fund’s investments, were in the following countries:

COUNTRY	%
Canada	0.5
Israel	6.7
United States	92.8

TOTAL	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Agricultural Products 0.4%
81,079	Winfarm SAS*	$1,301,864

	Air Freight & Logistics 1.1%
670,000	Radiant Logistics, Inc.*	3,410,300

	Application Software 1.7%
302,000	CS Disco, Inc.*	1,908,640
692,400	Weave Communications, Inc.*	3,171,192

		5,079,832

	Asset Management & Custody Banks 1.3%
852,774	Fiducian Group Ltd.	3,866,871

	Auto Parts & Equipment 1.3%
66,000	Patrick Industries, Inc.	3,999,600

	Casinos & Gaming 2.5%
599,544	Full House Resorts, Inc.*	4,508,571
249,000	NEOGAMES SA*	3,035,310

		7,543,881

	Communications Equipment 2.4%
115,000	Digi International, Inc.*	4,203,250
690,000	Lantronix, Inc.*	2,980,800

		7,184,050

	Construction & Engineering 7.2%
42,000	Argan, Inc.	1,548,960
372,534	Bowman Consulting Group Ltd.*	8,139,868
228,000	Construction Partners, Inc., Class A*	6,085,320
28,772	Matrix Service Co.*	178,962
166,700	Sterling Infrastructure, Inc.*	5,467,760

		21,420,870

	Consumer Finance 2.3%
827,000	EZCORP, Inc., Class A*	6,740,050

	Data Processing & Outsourced Services 1.3%
153,521	i3 Verticals, Inc., Class A*	3,736,701

	Diversified Metals & Mining 1.5%
772,000	Critical Elements Lithium Corp.*	1,180,236
8,795,020	Talon Metals Corp.*	3,215,314

		4,395,550

	Diversified Support Services 1.1%
2,769,000	Johnson Service Group PLC	3,243,808

	Electrical Components & Equipment 1.2%
100,000	Allied Motion Technologies, Inc.	3,481,000

	Electronic Equipment & Instruments 3.4%
555,000	Luna Innovations, Inc.*	4,878,450
193,000	Napco Security Technologies, Inc.*	5,303,640

		10,182,090

	Electronic Manufacturing Services 2.2%
27,000	Fabrinet*	3,461,940
133,000	Kimball Electronics, Inc.*	3,004,470

		6,466,410

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Environmental & Facilities Services 0.7%
148,000	Aris Water Solution, Inc., Class A	$2,132,680

	Food Distributors 1.7%
149,000	Chefs’ Warehouse, Inc.*	4,958,720

	Health Care Equipment 2.4%
290,151	Biomerica, Inc.*	972,006
487,000	Brainsway Ltd., ADR*	1,202,890
143,000	Inmode Ltd.*	5,105,100

		7,279,996

	Health Care Services 5.0%
40,000	Addus HomeCare Corp.*	3,979,600
73,100	Castle Biosciences, Inc.*	1,720,774
455,425	InfuSystem Holdings, Inc.*	3,953,089
674,139	Viemed Healthcare, Inc.*	5,096,491

		14,749,954

	Health Care Supplies 1.0%
73,000	OrthoPediatrics Corp.*	2,900,290

	Health Care Technology 3.6%
623,897	Instem PLC*	5,355,249
64,000	Nexus AG	3,822,789
87,000	OptimizeRx Corp.*	1,461,600

		10,639,638

	Home Furnishings 0.5%
71,000	Lovesac Co.*	1,562,710

	Homebuilding 2.3%
132,600	Skyline Champion Corp.*	6,830,226

	Industrial Machinery 4.3%
164,000	Graham Corp.*	1,577,680
19,000	John Bean Technologies Corp.	1,735,270
16,000	Kadant, Inc.	2,842,080
241,000	va-Q-tec AG*	6,501,054

		12,656,084

	Integrated Telecommunication Services 1.2%
259,000	Ooma, Inc.*	3,527,580

	Internet & Direct Marketing Retail 0.9%
419,000	CarParts.com, Inc.*	2,622,940

	Investment Banking & Brokerage 1.8%
304,000	JDC Group AG*	5,450,729

	IT Consulting & Other Services 4.0%
1,058,000	AgileThought, Inc.*	4,443,600
376,000	Grid Dynamics Holdings, Inc.*	4,218,720
1,321,000	Pivotree, Inc.*	3,239,084

		11,901,404

	Leisure Products 0.2%
65,000	Clarus Corp.	509,600

	Life Sciences Tools & Services 1.3%
131,379	Ergomed PLC*	2,020,326
381,500	Inotiv, Inc.*	1,884,610

		3,904,936

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Mortgage REITs 1.6%
302,000	AFC Gamma, Inc.	$4,750,460

	Movies & Entertainment 1.5%
1,665,953	Thunderbird Entertainment Group, Inc.*	4,515,545

	Oil & Gas Exploration & Production 3.2%
835,000	Evolution Petroleum Corp.	6,304,250
2,965,448	New Stratus Energy, Inc.*	394,225
1,394,000	Yangarra Resources Ltd.*	2,893,013

		9,591,488

	Pharmaceuticals 2.0%
196,000	Biote Corp., Class A*	731,080
363,000	Harrow Health, Inc.*	5,357,880

		6,088,960

	Regional Banks 4.3%
198,583	California BanCorp*	4,722,304
190,000	Esquire Financial Holdings, Inc.	8,219,400

		12,941,704

	Research & Consulting Services 4.5%
55,115	ICF International, Inc.	5,459,140
2,608,000	Knights Group Holdings PLC	3,373,648
192,345	Red Violet, Inc.*	4,427,782

		13,260,570

	Restaurants 1.7%
147,000	El Pollo Loco Holdings, Inc.	1,464,120
673,673	Noodles & Co.*	3,698,465

		5,162,585

	Semiconductor Equipment 1.2%
189,000	Veeco Instruments, Inc.*	3,511,620

	Semiconductors 3.7%
80,100	Impinj, Inc.*	8,745,318
21,000	SiTime Corp.*	2,134,020

		10,879,338

	Specialized Finance 1.0%
86,000	A-Mark Precious Metals, Inc.	2,986,780

	Specialty Chemicals 1.0%
401,000	Neo Performance Materials, Inc.	2,843,131

	Steel 1.7%
109,000	Haynes International, Inc.	4,980,210

	Systems Software 1.0%
92,000	Rapid7, Inc.*	3,126,160

	Thrifts & Mortgage Finance 4.7%
99,000	Axos Financial, Inc.*	3,783,780
429,000	Mortgage Advice Bureau Holdings Ltd.	2,748,790
833,000	Sterling Bancorp, Inc.*	5,072,970
238,083	Velocity Financial, Inc.*	2,297,501

		13,903,041

	Trading Companies & Distributors 3.3%
167,000	ADENTRA, Inc.	3,495,406
101,418	Global Industrial Co.	2,386,365

WASATCH MICRO CAP VALUE FUND (WAMVX / WGMVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
272,118	Karat Packaging, Inc.	$3,910,336

		9,792,107

	Total Common Stocks (cost $254,905,594)	292,014,063

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals LLC* *** †	506

	Total Limited Liability Company Membership Interest (cost $30,001)	506

	WARRANTS 0.0%

	Trading Companies & Distributors 0.0%
14,476	Greenlane Holdings, Inc., expiring 2/24/2026* *** †	0

	Total Warrants (cost $396,902)	0

	Total Investments (cost $255,332,497) 98.2%	292,014,569
	Other Assets less Liabilities 1.8%	5,425,191

	NET ASSETS 100.0%	$297,439,760

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2022 amounted to approximately $506 and represented 0.00% of net assets.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2022, Wasatch Micro Cap Value Fund’s investments, were in the following countries:

COUNTRY	%
Australia	1.3
Canada	7.5
France	0.5
Germany	5.4
Israel	3.2
United Kingdom	5.7
United States	76.4

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Apparel Retail 2.2%
681,267	Boot Barn Holdings, Inc.*	$42,592,813

	Application Software 7.4%
333,560	CS Disco, Inc.*	2,108,099
471,501	Five9, Inc.*	31,996,058
978,313	nCino, Inc.*	25,866,596
291,478	Paylocity Holding Corp.*	56,622,516
518,763	Sprout Social, Inc., Class A*	29,289,359

		145,882,628

	Asset Management & Custody Banks 4.7%
1,275,899	Focus Financial Partners, Inc., Class A*	47,552,755
1,808,043	StepStone Group, Inc., Class A	45,526,523

		93,079,278

	Auto Parts & Equipment 3.8%
371,722	Fox Factory Holding Corp.*	33,912,198
670,618	XPEL, Inc.*	40,277,317

		74,189,515

	Biotechnology 3.2%
2,371,687	Atara Biotherapeutics, Inc.*	7,779,133
1,598,658	C4 Therapeutics, Inc.*	9,432,082
154,547	Cytokinetics, Inc.*	7,081,343
71,044	Denali Therapeutics, Inc.*	1,975,734
663,382	Dyne Therapeutics, Inc.*	7,688,597
202,111	Kymera Therapeutics, Inc.*	5,044,691
961,006	Nkarta, Inc.*	5,756,426
809,172	Nurix Therapeutics, Inc.*	8,884,709
3,030,155	Sangamo Therapeutics, Inc.*	9,514,687

		63,157,402

	Building Products 3.1%
441,504	AAON, Inc.	33,254,081
1,373,067	AZEK Co., Inc.*	27,900,722

		61,154,803

	Data Processing & Outsourced Services 3.7%
560,995	Euronet Worldwide, Inc.*	52,946,708
1,143,382	TaskUS, Inc., Class A*	19,323,156

		72,269,864

	Distillers & Vintners 0.9%
5,341,339	Vintage Wine Estates, Inc.* ‡‡	17,412,765

	Financial Exchanges & Data 0.7%
2,029,469	Open Lending Corp., Class A*	13,698,916

	General Merchandise Stores 1.9%
801,482	Ollie’s Bargain Outlet Holdings, Inc.*	37,541,417

	Health Care Equipment 3.7%
312,160	Axonics, Inc.*	19,519,365
211,435	Inspire Medical Systems, Inc.*	53,256,248

		72,775,613

	Health Care Facilities 4.3%
825,334	Ensign Group, Inc.	78,084,850

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
513,798	Pennant Group, Inc.*	$5,641,502

		83,726,352

	Health Care Services 1.0%
824,664	Castle Biosciences, Inc.*	19,412,591

	Health Care Supplies 4.5%
3,364,651	Neogen Corp.*	51,243,635
691,738	Silk Road Medical, Inc.*	36,558,353

		87,801,988

	Home Improvement Retail 1.9%
540,117	Floor & Decor Holdings, Inc., Class A*	37,608,347

	Homebuilding 2.1%
442,838	LGI Homes, Inc.*	41,006,799

	Industrial Machinery 6.3%
893,496	Helios Technologies, Inc.	48,641,922
821,290	Kornit Digital Ltd.*	18,865,031
264,625	RBC Bearings, Inc.*	55,399,244

		122,906,197

	Insurance Brokers 1.0%
592,982	Goosehead Insurance, Inc., Class A*	20,363,002

	Interactive Media & Services 2.2%
2,655,715	ZipRecruiter, Inc., Class A*	43,606,840

	Internet & Direct Marketing Retail 0.9%
865,366	Global-e Online Ltd.*	17,861,154

	IT Consulting & Other Services 3.6%
253,600	Globant SA*	42,645,376
2,495,825	Grid Dynamics Holdings, Inc.*	28,003,156

		70,648,532

	Leisure Products 2.1%
1,019,885	YETI Holdings, Inc.*	42,131,449

	Life Sciences Tools & Services 3.4%
313,915	Medpace Holdings, Inc.*	66,678,685

	Managed Health Care 3.0%
945,088	HealthEquity, Inc.*	58,255,224

	Packaged Foods & Meats 1.2%
436,323	Freshpet, Inc.*	23,024,765

	Personal Products 3.1%
2,338,527	BellRing Brands, Inc.*	59,959,832

	Pharmaceuticals 2.4%
86,258	Arvinas, Inc.*	2,950,886
1,165,070	Esperion Therapeutics, Inc.*	7,258,386
682,262	Intra-Cellular Therapies, Inc.*	36,105,305

		46,314,577

	Regional Banks 3.5%
936,960	Pinnacle Financial Partners, Inc.	68,772,864

	Semiconductor Equipment 2.9%
701,519	Nova Ltd.*	57,300,072

	Semiconductors 1.0%
194,624	SiTime Corp.*	19,777,691

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialized Consumer Services 1.6%
3,358,364	Mister Car Wash, Inc.*	$30,997,700

	Specialty Stores 2.9%
318,452	Five Below, Inc.*	56,324,605

	Systems Software 5.5%
424,624	CyberArk Software Ltd.*	55,052,502
1,250,629	JFrog Ltd.*	26,675,917
778,975	Rapid7, Inc.*	26,469,570

		108,197,989

	Trading Companies & Distributors 2.5%
422,763	SiteOne Landscape Supply, Inc.*	49,598,555

	Total Common Stocks (cost $1,894,453,736)	1,926,030,824

	PREFERRED STOCKS 1.4%

	Semiconductor Equipment 0.0%
184,939	Nanosys, Inc., Series A-1 Pfd.* *** †	79,524
991,999	Nanosys, Inc., Series A-2 Pfd.* *** †	426,560

		506,084

	Systems Software 0.5%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	8,571,351

	Textiles 0.9%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	17,517,135

	Total Preferred Stocks (cost $28,184,928)	26,594,570

	WARRANTS 0.0%

	Pharmaceuticals 0.0%
1,199,678	Esperion Therapeutics, Inc., expiring 12/7/2023* *** †	383,897

	Total Warrants (cost $538,893)	383,897

	Total Investments (cost $1,923,177,557) 99.6%	1,953,009,291
	Other Assets less Liabilities 0.4%	7,898,255

	NET ASSETS 100.0%	$1,960,907,546

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

‡‡Affiliated company (see Note 6).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2022 amounted to approximately $26,978,467 and represented 1.38% of net assets.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2022, Wasatch Small Cap Growth Fund’s investments, were in the following countries:

COUNTRY	%
Israel	7.6
United States	92.4

TOTAL	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.2%

	Advertising 1.3%
887,247	Thryv Holdings, Inc.*	$16,857,693

	Application Software 2.7%
242,811	Five9, Inc.*	16,477,155
308,324	Guidewire Software, Inc.*	19,288,749

		35,765,904

	Asset Management & Custody Banks 6.2%
874,713	Artisan Partners Asset Management, Inc., Class A	25,978,976
698,413	Focus Financial Partners, Inc., Class A*	26,029,852
485,978	Hamilton Lane, Inc., Class A	31,044,275

		83,053,103

	Auto Parts & Equipment 1.3%
186,464	Fox Factory Holding Corp.*	17,011,111

	Biotechnology 1.5%
1,373,334	Atara Biotherapeutics, Inc.*	4,504,536
500,432	C4 Therapeutics, Inc.*	2,952,549
433,585	Dyne Therapeutics, Inc.*	5,025,250
145,085	Kymera Therapeutics, Inc.*	3,621,322
353,928	Nurix Therapeutics, Inc.*	3,886,129

		19,989,786

	Broadcasting 1.1%
86,554	Nexstar Media Group, Inc.	15,149,547

	Building Products 3.6%
2,439,843	Janus International Group, Inc.*	23,227,305
590,099	Trex Co., Inc.*	24,978,891

		48,206,196

	Commodity Chemicals 3.7%
350,756	AdvanSix, Inc.	13,335,743
1,120,798	Valvoline, Inc.	36,594,055

		49,929,798

	Construction & Engineering 1.3%
643,191	Construction Partners, Inc., Class A*	17,166,768

	Data Processing & Outsourced Services 2.9%
282,214	Euronet Worldwide, Inc.*	26,635,357
705,060	TaskUS, Inc., Class A*	11,915,514

		38,550,871

	Diversified Chemicals 1.2%
584,957	Huntsman Corp.	16,074,618

	Education Services 2.0%
254,237	Grand Canyon Education, Inc.*	26,862,681

	Electrical Components & Equipment 1.2%
112,137	Encore Wire Corp.	15,425,566

	Electronic Components 1.2%
737,157	Vishay Intertechnology, Inc.	15,900,477

	Electronic Manufacturing Services 2.5%
262,025	Fabrinet*	33,596,846

	Financial Exchanges & Data 0.7%
1,393,224	Open Lending Corp., Class A*	9,404,262

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Retail 0.9%
357,703	Sprouts Farmers Market, Inc.*	$11,578,846

	General Merchandise Stores 1.8%
505,167	Ollie’s Bargain Outlet Holdings, Inc.*	23,662,022

	Health Care Equipment 1.4%
519,826	Inmode Ltd.*	18,557,788

	Health Care Facilities 3.7%
520,681	Ensign Group, Inc.	49,261,629

	Health Care Supplies 2.1%
1,033,402	Neogen Corp.*	15,738,712
103,750	UFP Technologies, Inc.*	12,231,088

		27,969,800

	Home Furnishings 0.8%
455,536	Lovesac Co.*	10,026,347

	Homebuilding 3.6%
211,081	LGI Homes, Inc.*	19,546,100
565,776	Skyline Champion Corp.*	29,143,122

		48,689,222

	Industrial Machinery 6.7%
161,212	Albany International Corp., Class A	15,893,891
387,201	Helios Technologies, Inc.	21,079,222
292,788	Kadant, Inc.	52,007,933

		88,981,046

	Investment Banking & Brokerage 3.4%
859,349	Moelis & Co., Class A	32,973,221
636,755	Virtu Financial, Inc., Class A	12,996,170

		45,969,391

	Leisure Products 1.7%
544,609	YETI Holdings, Inc.*	22,497,798

	Life Sciences Tools & Services 2.2%
5,000	Inotiv, Inc.*	24,700
136,744	Medpace Holdings, Inc.*	29,045,793

		29,070,493

	Managed Health Care 1.4%
303,885	HealthEquity, Inc.*	18,731,471

	Mortgage REITs 1.4%
1,460,294	Arbor Realty Trust, Inc.	19,261,278

	Oil & Gas Equipment & Services 1.2%
325,204	Cactus, Inc., Class A	16,344,753

	Oil & Gas Exploration & Production 3.8%
1,201,382	Magnolia Oil & Gas Corp., Class A	28,172,408
382,427	Matador Resources Co.	21,890,121

		50,062,529

	Paper Products 1.0%
1,201,784	Mercer International, Inc.	13,988,766

	Pharmaceuticals 1.4%
353,203	Intra-Cellular Therapies, Inc.*	18,691,503

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 1.0%
256,032	Axis Capital Holdings Ltd.	$13,869,253

	Regional Banks 7.1%
1,031,237	Bank OZK	41,311,354
665,918	FB Financial Corp.	24,066,277
417,733	ServisFirst Bancshares, Inc.	28,785,981

		94,163,612

	Research & Consulting Services 0.7%
1,128,890	Legalzoom.com, Inc.*	8,737,609

	Semiconductor Equipment 3.7%
355,252	Nova Ltd.*	29,016,983
1,087,988	Veeco Instruments, Inc.*	20,214,817

		49,231,800

	Specialized Consumer Services 1.1%
1,552,230	Mister Car Wash, Inc.*	14,327,083

	Specialized REITs 2.1%
776,035	National Storage Affiliates Trust	28,030,384

	Specialty Chemicals 2.8%
369,684	Innospec, Inc.	38,025,696

	Steel 3.3%
293,067	Commercial Metals Co.	14,155,136
460,329	Ryerson Holding Corp.	13,929,555
509,478	Schnitzer Steel Industries, Inc., Class A	15,615,501

		43,700,192

	Thrifts & Mortgage Finance 2.0%
714,558	Axos Financial, Inc.*	27,310,407

	Trucking 2.5%
96,898	Saia, Inc.*	20,317,573
565,300	Schneider National, Inc., Class B	13,228,020

		33,545,593

	Total Common Stocks (cost $1,210,478,648)	1,323,231,538

	Total Investments (cost $1,210,478,648) 99.2%	1,323,231,538
	Other Assets less Liabilities 0.8%	11,337,353

	NET ASSETS 100.0%	$1,334,568,891

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2022, Wasatch Small Cap Value Fund’s investments, were in the following countries:

COUNTRY	%
Israel	3.6
United States	96.4

TOTAL	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Application Software 9.5%
484,181	Five9, Inc.*	$32,856,523
86,520	HubSpot, Inc.*	25,015,528
172,994	Paylocity Holding Corp.*	33,605,814
568,261	Q2 Holdings, Inc.*	15,269,173
322,985	Sprout Social, Inc., Class A*	18,235,733

		124,982,771

	Asset Management & Custody Banks 1.6%
572,754	Focus Financial Partners, Inc., Class A*	21,346,542

	Biotechnology 8.0%
1,881,974	Atara Biotherapeutics, Inc.*	6,172,875
552,309	BioAtla, Inc.*	4,556,549
1,202,252	C4 Therapeutics, Inc.*	7,093,287
97,462	Cytokinetics, Inc.*	4,465,709
226,049	Denali Therapeutics, Inc.*	6,286,423
607,013	Dyne Therapeutics, Inc.*	7,035,281
434,570	Exact Sciences Corp.*	21,515,561
958,607	Exagen, Inc.* ‡‡	2,300,657
692,729	Frequency Therapeutics, Inc.*	2,667,006
198,117	Kymera Therapeutics, Inc.*	4,945,000
1,807,426	MacroGenics, Inc.*	12,127,828
922,093	Nkarta, Inc.*	5,523,337
453,773	Nurix Therapeutics, Inc.*	4,982,427
4,907,291	Sangamo Therapeutics, Inc.*	15,408,894

		105,080,834

	Building Products 2.0%
633,033	Trex Co., Inc.*	26,796,287

	Data Processing & Outsourced Services 1.2%
196,653	Block, Inc.*	12,357,674
460,752	Repay Holdings Corp.*	3,709,054

		16,066,728

	Distillers & Vintners 1.1%
4,207,539	Vintage Wine Estates, Inc.* ‡‡	13,716,577

	Electronic Equipment & Instruments 0.4%
490,225	nLight, Inc.*	4,970,881

	Financial Exchanges & Data 3.8%
66,501	MarketAxess Holdings, Inc.	18,546,464
2,034,145	Open Lending Corp., Class A*	13,730,479
276,333	Tradeweb Markets, Inc., Class A	17,942,301

		50,219,244

	General Merchandise Stores 1.4%
377,606	Ollie’s Bargain Outlet Holdings, Inc.*	17,687,065

	Health Care Equipment 7.7%
1,457,943	Artivion, Inc.*	17,670,269
413,848	AtriCure, Inc.*	18,366,574
544,713	Conformis, Inc.* ‡‡	1,808,447
185,246	Inspire Medical Systems, Inc.*	46,659,763
866,480	Paragon 28, Inc.*	16,558,433

		101,063,486

	Health Care Services 2.2%
1,205,751	Castle Biosciences, Inc.*	28,383,378

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 4.9%
4,642,399	Cerus Corp.*	$16,944,756
890,217	Silk Road Medical, Inc.*	47,047,969

		63,992,725

	Health Care Technology 1.2%
98,743	Veeva Systems, Inc., Class A*	15,935,145

	Home Improvement Retail 3.0%
560,239	Floor & Decor Holdings, Inc., Class A*	39,009,442

	Homebuilding 2.6%
145,587	LGI Homes, Inc.*	13,481,356
389,433	Skyline Champion Corp.*	20,059,694

		33,541,050

	Industrial Machinery 1.0%
565,195	Kornit Digital Ltd.*	12,982,529

	Insurance Brokers 0.7%
283,599	Goosehead Insurance, Inc., Class A*	9,738,790

	Internet Services & Infrastructure 1.4%
2,129,609	BigCommerce Holdings, Inc., Series 1*	18,612,783

	IT Consulting & Other Services 3.5%
340,204	Endava PLC, ADR*	26,025,606
121,520	Globant SA*	20,434,803

		46,460,409

	Leisure Products 0.4%
1,397,877	Solo Brands, Inc., Class A*	5,200,102

	Managed Health Care 1.9%
404,545	HealthEquity, Inc.*	24,936,154

	Metal & Glass Containers 1.0%
492,563	TriMas Corp.	13,663,698

	Oil & Gas Exploration & Production 2.1%
989,576	Magnolia Oil & Gas Corp., Class A	23,205,557
77,699	Matador Resources Co.	4,447,491

		27,653,048

	Packaged Foods & Meats 3.4%
855,667	Freshpet, Inc.*	45,153,548

	Pharmaceuticals 5.4%
128,656	Arvinas, Inc.*	4,401,322
1,654,812	Esperion Therapeutics, Inc.*	10,309,479
1,049,918	Intra-Cellular Therapies, Inc.*	55,561,660

		70,272,461

	Regional Banks 3.8%
893,415	Bank OZK	35,790,205
189,181	Pinnacle Financial Partners, Inc.	13,885,885

		49,676,090

	Semiconductor Equipment 6.4%
596,846	Kulicke & Soffa Industries, Inc.	26,416,404
358,634	Nova Ltd.*	29,293,225
972,403	PDF Solutions, Inc.*	27,732,934

		83,442,563

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductors 5.2%
92,091	Monolithic Power Systems, Inc.	$32,564,299
310,781	Power Integrations, Inc.	22,289,213
132,149	SiTime Corp.*	13,428,981

		68,282,493

	Specialty Chemicals 2.7%
284,300	Balchem Corp.	34,715,873

	Specialty Stores 3.9%
285,786	Five Below, Inc.*	50,546,970

	Systems Software 5.4%
238,041	CyberArk Software Ltd.*	30,862,016
729,155	JFrog Ltd.*	15,552,876
202,628	Monday.com Ltd.*	24,720,616

		71,135,508

	Total Common Stocks (cost $1,364,372,311)	1,295,265,174

	PREFERRED STOCKS 1.1%

	Semiconductor Equipment 0.0%
46,235	Nanosys, Inc., Series A-1 Pfd.* *** †	19,881
248,000	Nanosys, Inc., Series A-2 Pfd.* *** †	106,640

		126,521

	Textiles 1.1%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	14,597,627

	Total Preferred Stocks (cost $15,546,240)	14,724,148

	WARRANTS 0.1%

	Insurance Brokers 0.1%
450,000	Hagerty, Inc., expiring 12/2/2026* *** †	805,500

	Pharmaceuticals 0.0%
1,061,689	Esperion Therapeutics, Inc., expiring 12/7/2023* *** †	339,740

	Total Warrants (cost $2,026,219)	1,145,240

	Total Investments (cost $1,381,944,770) 100.0%	1,311,134,562
	Liabilities less Other Assets (0.0%)	(480,279)

	NET ASSETS 100.0%	$1,310,654,283

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at December 31, 2022 amounted to approximately $15,869,388 and represented 1.21% of net assets.

‡‡Affiliated company (see Note 6).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX / WGMCX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2022, Wasatch Ultra Growth Fund’s investments, were in the following countries:

COUNTRY	%
Israel	7.5
United Kingdom	2.0
United States	90.5

TOTAL	100.0%

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.8%

	Aerospace & Defense 3.8%
1,897	HEICO Corp., Class A	$227,355

	Application Software 17.3%
698	ANSYS, Inc.*	168,630
1,504	Five9, Inc.*	102,062
1,836	Guidewire Software, Inc.*	114,860
324	HubSpot, Inc.*	93,678
791	Paylocity Holding Corp.*	153,660
536	Roper Technologies, Inc.	231,600
1,046	Workday, Inc., Class A*	175,027

		1,039,517

	Asset Management & Custody Banks 3.0%
2,855	Hamilton Lane, Inc., Class A	182,377

	Building Products 2.0%
2,839	Trex Co., Inc.*	120,175

	Commodity Chemicals 3.2%
5,797	Valvoline, Inc.	189,272

	Data Processing & Outsourced Services 1.5%
1,422	Block, Inc.*	89,359

	Distributors 2.4%
478	Pool Corp.	144,514

	Diversified Support Services 3.4%
3,332	Copart, Inc.*	202,886

	Electrical Components & Equipment 4.0%
1,740	AMETEK, Inc.	243,113

	Electronic Components 3.9%
3,074	Amphenol Corp., Class A	234,054

	Electronic Equipment & Instruments 5.8%
3,894	Cognex Corp.	183,446
1,231	Novanta, Inc.*	167,256

		350,702

	Financial Exchanges & Data 5.7%
669	MarketAxess Holdings, Inc.	186,577
715	Morningstar, Inc.	154,862

		341,439

	Health Care Facilities 3.6%
2,303	Ensign Group, Inc.	217,887

	Health Care Supplies 2.0%
7,750	Neogen Corp.*	118,033

	Health Care Technology 2.5%
937	Veeva Systems, Inc., Class A*	151,213

	Home Improvement Retail 1.6%
1,411	Floor & Decor Holdings, Inc., Class A*	98,248

	IT Consulting & Other Services 1.8%
635	Globant SA*	106,782

	Leisure Products 1.9%
2,694	YETI Holdings, Inc.*	111,289

WASATCH U.S. SELECT FUND (WAUSX / WGUSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life Sciences Tools & Services 6.0%
1,019	ICON PLC*	$197,941
767	Medpace Holdings, Inc.*	162,918

		360,859

	Managed Health Care 3.0%
2,937	HealthEquity, Inc.*	181,037

	Regional Banks 3.4%
5,066	Bank OZK	202,944

	Semiconductors 2.1%
363	Monolithic Power Systems, Inc.	128,360

	Specialty Chemicals 3.4%
1,647	Balchem Corp.	201,115

	Specialty Stores 3.2%
1,089	Five Below, Inc.*	192,611

	Trucking 4.3%
5,223	Lyft, Inc., Class A*	57,558
698	Old Dominion Freight Line, Inc.	198,078

		255,636

	Total Common Stocks (cost $5,687,381)	5,690,777

	Total Investments (cost $5,687,381) 94.8%	5,690,777
	Other Assets less Liabilities 5.2%	309,304

	NET ASSETS 100.0%	$6,000,081

	*Non-income producing. See Notes to Schedules of Investments.

At December 31, 2022, Wasatch U.S. Select Fund’s investments, were in the following countries:

COUNTRY	%
Ireland	3.5
United States	96.5

TOTAL	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2022 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 97.0%
$114,000,000	U.S. Treasury Bond, 1.25%, 5/15/50	$62,000,860
103,300,000	U.S. Treasury Bond, 1.375%, 8/15/50	57,997,301
97,000,000	U.S. Treasury Bond, 1.875%, 11/15/51	62,057,265
54,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	39,180,586
9,500,000	U.S. Treasury Bond, 2.25%, 8/15/49	6,740,176
22,150,000	U.S. Treasury Bond, 2.50%, 2/15/45	16,804,582
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	37,708,088

	Total U.S. Government Obligations (cost $381,373,867)	282,488,858

	Total Investments (cost $381,373,867) 97.0%	282,488,858
	Other Assets less Liabilities 3.0%	8,664,604

	NET ASSETS 100.0%	$291,153,462

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	DECEMBER 31, 2022 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Opportunities Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Select Fund, Greater China Fund, International Select Fund, Long/Short Alpha Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 19 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Greater China Fund, which commenced operations on November 30, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; and U.S. Select Fund, which commenced operations on June 13, 2022. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc., d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, Greater China, International Growth, International Opportunities, International Select, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2022. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Equity Funds, the Long/Short Alpha Fund in particular, may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during this period.

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2022, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$2,335,069,291	$312,654,337	$453,316,730	$268,480,361	$34,493,428

Gross appreciation	$710,479,105	$155,171,209	$16,057,616	$121,181,040	$5,191,840
Gross (depreciation)	(347,903,793)	(4,786,146)	(105,021,772)	(44,988,228)	(8,087,666)

Net appreciation (depreciation)	$362,575,312	$150,385,063	$(88,964,156)	$76,192,812	$(2,895,826)

	Global Opportunities Fund	Global Select Fund	Global Value Fund	Greater China Fund	International Growth Fund
Cost	$147,445,330	$14,094,045	$111,936,400	$7,225,028	$433,118,169

Gross appreciation	$38,815,206	$1,513,805	$25,982,731	$162,751	$151,087,208
Gross (depreciation)	(18,946,264)	(2,506,218)	(2,848,694)	(1,910,890)	(41,463,872)

Net appreciation (depreciation)	$19,868,942	$(992,413)	$23,134,037	$(1,748,139)	$109,623,336

	International Opportunities Fund	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$325,518,995	$4,748,311	$18,876,423	$632,506,065	$260,250,942

Gross appreciation	$89,441,831	$395,513	$5,211,310	$103,527,193	$64,181,347
Gross (depreciation)	(45,975,597)	(752,731)	(5,399,557)	(170,929,557)	(32,417,720)

Net appreciation (depreciation)	$43,466,234	$(357,218)	$(188,247)	$(67,402,364)	$31,763,627

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$111,936,400	$1,227,237,029	$1,392,652,428	$5,836,100	$381,844,508

Gross appreciation	$25,982,731	$211,805,249	$288,878,251	$135,337	$—
Gross (depreciation)	(2,848,694)	(115,810,740)	(370,396,117)	(280,660)	(99,355,650)

Net appreciation (depreciation)	$23,134,037	$95,994,509	$(81,517,866)	$(145,323)	$(99,355,650)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2022 with an “affiliated company” as so defined:

	Value, Beginning Of the Year	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 12/31/2022	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2022	Change in Unrealized Appreciation for The Period ended 12/31/2022
Micro Cap Fund
Common Stock
PharmaCielo Ltd.	$2,546,853	$—	$8,541	$1,028,308	$—	$(59,258)	$(1,450,746)

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

TRANSACTIONS WITH AFFILIATES (continued)

	Value, Beginning Of the Year	Purchases At Cost	Proceeds From Sales	Value, End Of the Period	Dividends Credited to Income for the Period ended 12/31/2022	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2022	Change in Unrealized Appreciation for The Period ended 12/31/2022
Small Cap Growth Fund
Common Stock
Pennant Group, Inc.*	$20,382,041	$—	$15,352,270	$5,641,502	$—	$(16,181,745)	$16,793,476
TaskUS, Inc., Class A*	23,923,988	—	6,236,593	19,323,156	—	(9,514,323)	11,150,084
Vintage Wine Estates, Inc., PIPE Shares	15,235,000	—	476,934	17,412,765	—	(1,109,676)	3,764,375
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	13,770,449	—	—	17,517,135	—	—	3,746,686

	$73,311,478	$—	$22,065,797	$59,894,558	$—	$(26,805,744)	$35,454,621

Ultra Growth Fund
Common Stock
Conformis, Inc.	2,631,685	—	23,756	1,808,447	—	(129,772)	(669,710)
Exagen, Inc.	2,625,714	—	26,421	2,300,657	—	(196,072)	(102,564)
Vintage Wine Estates, Inc., PIPE Shares	11,654,883	—	—	13,716,577	—	—	2,061,694
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	11,475,385	—	—	14,597,627	—	—	3,122,242

	$28,387,667	$—	$50,177	$32,423,308	$—	$(325,844)	$4,411,662

	Share Activity				Dividends Credited to Income for the Period ended 12/31/2022	Gain (Loss) Realized on Sale of Shares For the Period ended 12/31/2022	Change in Unrealized Appreciation for the Period ended 12/31/2022
	Balance 9/30/2022	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2022
Micro Cap Fund
Common Stock
PharmaCielo Ltd.	7,995,671	—	39,500	7,956,171	$—	$(59,258)	$(1,450,746)

Small Cap Growth Fund
Common Stock
Pennant Group, Inc.*	1,957,929	—	1,444,131	513,798	—	(16,181,745)	16,793,476
TaskUS, Inc., Class A*	1,485,962	—	342,580	1,143,382	—	(9,514,323)	11,150,084
Vintage Wine Estates, Inc., PIPE Shares	5,500,000	—	158,661	5,341,339	—	(1,109,676)	3,764,375
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	—	—	3,746,686

	9,555,096	—	1,945,372	7,609,724	$—	$(26,805,744)	$35,454,621

Common Stock
Conformis, Inc.	13,764,042	544,713	13,764,042	544,713	—	(129,772)	(669,710)
Exagen, Inc.	968,898	—	10,291	958,607	—	(196,072)	(102,564)
Vintage Wine Estates, Inc., PIPE Shares	4,207,539	—	—	4,207,539	—	—	2,061,694
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	3,122,242

	19,449,817	544,713	13,774,333	6,220,197	—	$(325,844)	$4,411,662

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the period ended September 30, 2022 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the period.

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2022, the Funds held the following restricted securities:

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Core Growth Fund
Hagerty, Inc., expiring 12/2/2026	Warrants	12/2/2021	$1,859,173	$966,600	0.04%

Micro Cap Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$10,000,013	$9,731,761	1.70%
Esperion Therapeutics, Inc., expiring 12/7/2023	Warrants	12/3/2021	310,583	221,253	0.04%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
			$11,206,884	$9,953,014	1.74%

Micro Cap Value Fund
Regenacy Pharmaceuticals LLC	LLC Membership Interest	12/21/2016	$30,001	$506	0.00%
Greenlane Holdings, Inc., expiring 2/24/2026	Warrants	2/22/2021	396,902	0	0.00%
			$426,903	$506	0.00%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/2014	$8,000,002	$8,571,351	0.44%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	17,999,987	17,517,135	0.89%
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	184,939	79,524	0.00%
Nanosys, Inc., Series A-2 Pfd.	Preferred Stock	11/8/2005	2,000,000	426,560	0.02%
Esperion Therapeutics, Inc., expiring 12/7/2023	Warrants	12/3/2021	538,893	383,897	0.02%
			$28,723,821	$26,978,467	1.38%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$14,597,627	1.11%
Nanosys, Inc., Series A-1 Pfd.	Preferred Stock	8/13/2010	46,235	19,881	0.00%
Nanosys, Inc., Series A-2 Pfd.	Preferred Stock	11/8/2005	500,001	106,640	0.01%
Esperion Therapeutics, Inc., expiring 12/7/2023	Warrants	12/3/2021	476,908	339,740	0.03%
Hagerty, Inc., expiring 12/2/2026	Warrants	12/2/2021	1,549,310	805,500	0.06%
			$17,572,458	$15,869,388	1.21%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there is no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2022

Core Growth Fund
Assets
Common Stocks		$2,696,678,003	$—	$—	$2,696,678,003
Warrants		—	—	966,600	966,600

		$2,696,678,003	$—	$966,600	$2,697,644,603

Emerging India Fund
Assets
Common Stocks		$463,039,400	$—	$—	$463,039,400

		$463,039,400	$—	$—	$463,039,400

Emerging Markets Select Fund
Assets
Common Stocks
	Drug Retail	$—	$10,253,571	$—	$10,253,571
	Electrical Components & Equipment	19,793,624	16,954,130	—	36,747,754
	Semiconductors	35,828,906	6,457,771		42,286,677
	Other	275,064,572	—	—	275,064,572

		$330,687,102	$33,665,472	$—	$364,352,574

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2022

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Consumer Finance	$—	$6,123,431	$—	$6,123,431
	Drug Retail	6,137,884	8,074,800	—	14,212,684
	Home Improvement Retail	3,976,436	7,830,171	—	11,806,607
	Semiconductor Equipment	—	7,067,997	—	7,067,997
	Semiconductors	36,339,717	14,368,231	—	50,707,948
	Specialty Stores	—	3,825,274	—	3,825,274
	Other	250,929,232	—	—	250,929,232

		$297,383,269	$47,289,904	$—	$344,673,173

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Consumer Finance	$2,711,545	$851,032	$—	$3,562,577
	Distillers & Vintners	—	576,518	—	576,518
	Drug Retail	—	824,166	—	824,166
	Electrical Components & Equipment	—	1,635,917	—	1,635,917
	Home Improvement Retail	—	1,524,059	—	1,524,059
	Specialty Stores	—	314,494	—	314,494
	Other	23,159,871	—	—	23,159,871

		$25,871,416	$5,726,186	$—	$31,597,602

Global Opportunities Fund
Assets
Common Stocks		$167,314,272	$—	$—	$167,314,272

		$167,314,272	$—	$—	$167,314,272

Global Select Fund
Assets
Common Stocks
	Electrical Components & Equipment	$—	$313,091	$—	$313,091
	Other	12,788,541	—	—	12,788,541

		$12,788,541	$313,091	$—	$13,101,632

Global Value Fund
Assets
Common Stocks
	Casinos & Gaming	$—	$3,385,835	$—	$3,385,835
	Technology Hardware, Storage & Peripherals	—	3,950,392	—	3,950,392
	Tobacco	—	5,637,643	—	5,637,643
	Other	122,096,567	—	—	122,096,567

		$122,096,567	$12,973,870	$—	$135,070,437

Greater China Fund
Assets
Common Stocks		$5,476,889	$—	$—	$5,476,889

		$5,476,889	$—	$—	$5,476,889

International Growth Fund
Assets
Common Stocks
	Drug Retail	$30,701,585	$2,760,731	$—	$33,462,316
	Semiconductor Equipment	—	1,662,047	—	1,662,047
	Semiconductors	22,110,397	14,068,574	—	36,178,971
	Specialty Stores	2,052,909	2,847,690	—	4,900,599
	Other	466,537,572	—	—	466,537,572

		$521,402,463	$21,339,042	$—	$542,741,505

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2022

International Opportunities Fund
Assets
Common Stocks
	Electronic Equipment & Instruments	$—	$2,924,593	$—	$2,924,593
	Food Retail	4,424,720	3,965,843	—	8,390,563
	Research & Consulting Services	25,978,477	3,336,447	—	29,314,924
	Restaurants	—	—	7,617	7,617
	Semiconductor Equipment	1,882,937	2,336,528	—	4,219,465
	Semiconductors	3,837,887	9,609,178	—	13,447,065
	Specialty Stores	1,531,796	1,861,965	—	3,393,761
	Other	307,287,241	—	—	307,287,241

		$344,943,058	$24,034,554	$7,617	$368,985,229

International Select Fund
Assets
Common Stocks		$4,391,093	$—	$—	$4,391,093

		$4,391,093	$—	$—	$4,391,093

Long/Short Alpha Fund
Assets
Common Stocks		$28,309,812	$—	$—	$28,309,812

		$28,309,812	$—	$—	$28,309,812

Other Financial Instruments*
Common Stocks Sold Short		$(9,621,636)	$—	$—	$(9,621,636)

Micro Cap Fund
Assets
Common Stocks		$555,150,687	$—	$—	$555,150,687
Preferred Stocks		—	—	9,731,761	9,731,761
Warrants		—	—	221,253	221,253

		$555,150,687	$—	$9,953,014	$565,103,701

Micro Cap Value Fund
Assets
Common Stocks		$292,014,063	$—	$—	$292,014,063
Limited Liability Company Membership Interest		—	—	506	506
Warrants		—	—	0	0

		$292,014,063	$—	$506	$292,014,569

Small Cap Growth Fund
Assets
Common Stocks		$1,926,030,824	$—	$—	$1,926,030,824
Preferred Stocks		—	—	26,594,570	26,594,570
Warrants		—	—	383,897	383,897

		$1,926,030,824	$—	$26,978,467	$1,953,009,291

Small Cap Value Fund
Assets
Common Stocks		$1,323,231,538	$—	$—	$1,323,231,538

		$1,323,231,538	$—	$—	$1,323,231,538

Ultra Growth Fund
Assets
Common Stocks		$1,295,265,174	$—	$—	$1,295,265,174
Preferred Stocks		—	—	14,724,148	14,724,148
Warrants		—	—	1,145,240	1,145,240

		$1,295,265,174	$—	$15,869,388	$1,311,134,562

U.S. Select Fund
Assets
Common Stocks		$5,690,777	$—	$—	$5,690,777

		$5,690,777	$—	$—	$5,690,777

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2022

U.S. Treasury Fund
Assets
U.S. Government obligations		$—	$282,488,858	$—	$282,488,858

		$—	$282,488,858	$—	$282,488,858

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2022:

										Net Change in Unrealized
Fund	Market Value Beginning Balance 9/30/2022	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2022	Appreciation (Depreciation) on Investments Held at 12/31/2022
Core Growth Fund
Warrants	$1,058,400	$—	$—	$—	$—	$(91,800)	$—	$—	$966,600	$(91,800)

	$1,058,400	$—	$—	$—	$—	$(91,800)	$—	$—	$966,600	$(91,800)

Emerging Markets Small Cap Fund
Common Stocks	$16,583	$—	$—	$—	$(8,933,975)	$8,917,392	$—	$—	$—	$—

	$16,583	$—	$—	$—	$(8,933,975)	$8,917,392	$—	$—	$—	$—

International Opportunities Fund
Common Stocks	$7,035	$—	$—	$—	$—	$582	$—	$—	$7,617	$582

	$7,035	$—	$—	$—	$—	$582	$—	$—	$7,617	$582

Micro Cap Fund
Preferred Stocks	$7,650,264	$—	$—	$—	$—	$2,081,497	$—	$—	$9,731,761	$2,081,497
Warrants	437,502	—	(9,855)	—	(269,462)	63,068	—	—	221,253	(179,768)

	$8,087,766	$—	$(9,855)	$—	$(269,462)	$2,144,565	$—	$—	$9,953,014	$1,901,729

Micro Cap Value Fund
Common Stocks	$21,222	$—	$—	$—	$—	$(20,716)	$—	$—	$506	$(20,716)
Warrants	—	—	—	—	—	—	—	—	—	—

	$21,222	$—	$—	$—	$—	$(20,716)	$—	$—	$506	$(20,716)

Small Cap Growth Fund
Preferred Stocks	$24,067,171	$—	$—	$—	$—	$2,527,399	$—	$—	$26,594,570	$2,527,399
Warrants	695,813	—	—	—	—	(311,916)	—	—	383,897	(311,916)

	$24,762,984	$—	$—	$—	$—	$2,215,483	$—	$—	$26,978,467	$2,215,483

Ultra Growth Fund
Preferred Stocks	$11,622,503	$—	$—	$—	$—	$3,101,645	$—	$—	$14,724,148	$3,101,645
Warrants	1,497,779	—	—	—	—	(352,539)	—	—	1,145,240	(352,539)

	$13,120,282	$—	$—	$—	$—	$2,749,106	$—	$—	$15,869,388	$2,749,106

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/2022	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Warrant: Insurance Brokers	$966,600	Discount for lack of marketability	Discount for lack of marketability	20%

Micro Cap Fund	Direct Venture Capital Investments: Textiles	$9,731,761	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.5 (2.7) 46%

Micro Cap Fund	Warrant: Pharmaceuticals	$221,253	Black Scholes	Black Scholes	100%

WASATCH FUNDS – Notes to Financial Statements (continued)	DECEMBER 31, 2022 (UNAUDITED)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS (continued)

Fund	Description	Fair Value at 12/31/2022	Valuation Technique	Unobservable Input	Range (Average)
Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$17,517,135	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.5 (2.7) 46%

Small Cap Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$506,084	Market comparable companies	EV/R* multiple Discount for lack of marketability	3.4 - 11.7 (7.8) 21%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$8,571,351	Market comparable companies	EV/R* multiple Discount for lack of marketability	2.8 - 21.9 (8.6) 27%

Small Cap Growth Fund	Warrant: Pharmaceuticals	$383,897	Black Scholes	Black Scholes	100%

Ultra Growth Fund	Direct Venture Capital Investments: Semiconductor Equipment	$126,521	Market comparable companies	EV/R* multiple Discount for lack of marketability	3.4 - 11.7 (7.8) 21%

Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$14,597,627	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.5 (2.7) 46%

Ultra Growth Fund	Warrant: Insurance Brokers	$805,500	Discount for lack of marketability	Discount for lack of marketability	20%

Ultra Growth Fund	Warrant: Pharmaceuticals	$339,740	Black Scholes	Black Scholes	100%

*	Enterprise-Value-To-Revenue (“EV/R”) multiple is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information (SAI) and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.